As filed with the Securities and Exchange Commission on March 18, 2015

Securities Act File No. 333-

Investment Company Act File no. 811-23041

U. S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

(Check appropriate box to boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	Pre-Effective Amendment No.
☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☐	Amendment No.

Redmond Reinsurance Investment Interval Fund

(Exact Name of Registrant as Specified in Declaration of Trust)

101 East Lancaster Avenue, Suite 201

Wayne, PA 19087

(Address of Principal Executive Offices)

(707) 863-3790

(Registrant’s Telephone Number, including Area Code)

Peter H. Vloedman

101 East Lancaster Avenue, Suite 201

Wayne, PA 19087

(Name and Address of Agent for Service)

Copies of Communications to:

Scott A. Moehrke

Kirkland & Ellis LLP

300 N. LaSalle Street

Chicago, IL 60654

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.   ☒

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Shares, $0.001 par value	100,000 Shares	$10.00	1,000,000	116.20

(1)	Estimated solely for the purpose of calculating the registration fee.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated [            ], 2015

PROSPECTUS

                     Shares

Redmond Reinsurance Investment Interval Fund

Common Shares

$10.00 per share

The Fund. Redmond Reinsurance Investment Interval Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company that continuously offers its common shares (“Shares”).

Investment Objective. The Fund’s investment objective is total return. There can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies. The Fund invests primarily in reinsurance-related securities commonly known as insurance-linked securities (“ILS”). ILS may include event-linked bonds (also known as catastrophe or CAT bonds); structured reinsurance investments, including but not limited to quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments and event-linked swaps; interests in pooled investment vehicles, including registered investment companies, that invest primarily in reinsurance-related securities; securities of companies in the insurance or reinsurance industries; and other insurance- and reinsurance-related securities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in ILS.

ILS are typically rated below investment grade or unrated, and as a result a substantial portion of the Fund’s portfolio ordinarily will consist of below investment grade (high-yield) debt securities. Securities of below investment grade quality, commonly referred to as “junk bonds,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal and, accordingly, investment in such securities involves a substantial risk of loss. A significant portion of the Fund’s portfolio may be illiquid and difficult to value.

Investment Adviser. The Fund’s investment adviser is Redmond Capital Management, LLC (“Redmond Capital” or the “Adviser”). Redmond Capital is a newly formed investment adviser, and as of [                ], 2015, Redmond Capital had no assets under management.

No Market for Shares; Limited Liquidity

•	You will not have access to the money you invest for an extended period of time.

•	You will not be able to sell your shares regardless of how the Fund performs.

•	Because you will be unable to sell your shares, you will be unable to reduce your exposure on any market downturn.

•	The Fund does not intend to list its shares on any securities exchange and does not expect a secondary market in the Fund’s shares to develop.

•	A share repurchase program has been implemented, but the Fund is required to repurchase only 5% of its outstanding Shares per quarter.

•	The Fund’s distributions may be funded from the proceeds of this offering or borrowings, which may constitute a return of capital to you and would reduce the amount of capital available to the Fund for investment. Any capital returned to you through distributions will be distributed after payment of fees and expenses.

•	The Fund’s distributions may also be funded from the waiver or payment of certain expenses by the Adviser that will be subject to repayment in the future. The repayment of any amounts owed to the Adviser will reduce the future distributions to which you would otherwise be entitled.

An investment in the Fund’s Shares involves certain risks. You could lose some or all of your investment. See “Risk Considerations” beginning on page [        ] of this prospectus to read about the risks you should consider before buying Fund Shares.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

	Per Share	Total*
Price to Public	$10.00	$
Sales Load	None	None
Proceeds to the Fund	$10.00	$

*	Registration fees will be borne by the Fund. Other expenses associated with the issuance of the Shares, including the Fund’s organizational expenses and offering costs, will be borne by the Adviser.

The date of this prospectus is [                ], 2015

Interval Fund. The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, will conduct quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at net asset value (“NAV”) subject to approval of the Board of Trustees of the Fund and in all cases such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding Shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, in which case shareholders may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. There is not expected to be any secondary trading market in the Shares. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to shareholders, you should consider the Shares to be illiquid.

Investment in the Fund involves substantial risks. The Fund is generally sold to (i) registered investment advisers (“RIAs”) that meet certain qualifications; (ii) clients of such RIAs; and (iii) certain other eligible investors. The minimum initial account size is $3 million, subject to certain exceptions. See “Investment Minimums.” Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. ILS in which the Fund invests are considered “high-yield securities” or “junk bonds.” It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment. Before investing in the Fund, an investor should read the discussion of the risks of investing in the Fund in the “Risk Considerations” section beginning on page [    ] of this prospectus.

This prospectus sets forth concisely information you should know before investing in the Shares. You should read this prospectus, which contains important information about the Fund, before deciding whether to invest, and retain it for future reference. The Fund has filed with the SEC a Statement of Additional Information, dated [                ], 2015 containing additional information about the Fund, which, as amended from time to time through the effective date of this prospectus, is incorporated by reference in its entirety into this prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page [    ] of this prospectus, annual and semi-annual reports to shareholders, when available, and other information about the Fund, and make shareholder inquiries by calling [(            )         -        ] or by writing to the Fund at 430 W. 7th Street, Kansas City, MO 64105, or from the Fund’s website ([                    ]). The information contained in, or accessed through, the Fund’s website is not part of this prospectus. You also may obtain a free copy of the Statement of Additional Information (and other information regarding the Fund) from the SEC’s website (www.sec.gov) or from the SEC’s Public Reference Room in Washington, D.C. Call (202) 551-8090 for information (the SEC charges a fee for copies). You also may e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

Shares of the Fund do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

An investor should not construe the contents of this prospectus as legal, tax or financial advice. You should consult your own professional advisors as to legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

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PROSPECTUS SUMMARY

This is only a summary. This prospectus summary may not contain all of the information that you should consider before investing in the Fund’s common shares. You should review the more detailed information contained in this prospectus and in the Statement of Additional Information (“SAI”). In particular, you should carefully read the risks of investing in the Fund’s common shares, as discussed under “Risk Considerations.”

THE FUND

Redmond Reinsurance Investment Interval Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company that continuously offers its common shares (“Shares”). The Fund is operated as an “interval fund” (as defined below). An investment in the Fund may not be appropriate for all investors.

Redmond Capital Management, LLC (“Redmond Capital” or the “Adviser”) is the Fund’s investment adviser.

THE OFFERING

Shares of the Fund are being offered during an initial offering period at the offering price of $10.00 per share. The Shares are expected to be offered on a continuous basis thereafter at net asset value (“NAV”) per share.

The Fund expects to close to new investors upon completion of the initial offering period and only the reinvestment of dividends by existing investors will be permitted upon completion of the initial offering period. Thereafter, the Fund generally expects to re-open to investors and accept orders to purchase Shares on a quarterly basis. However, the Fund’s ability to accept orders to purchase Shares after the initial offering period may be limited, including during periods when, in the judgment of Redmond Capital, appropriate investments for the Fund are not available.

The Fund’s Shares are offered through ALPS Distributors, Inc. (“ALPS”), as the exclusive distributor. The minimum initial investment is $3 million, subject to certain exceptions. The Fund reserves the right to reject a purchase order for any reason. See “Shareholder Guide—How to Buy Shares.” Shareholders will not have the right to redeem their shares. However, as described below, in order to try to provide liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

INTERVAL FUND; PERIODIC REPURCHASE OFFERS

The Fund is an “interval fund,” a type of fund which, in order to try to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV. Subject to applicable law and approval of the Fund’s Board of Trustees (the “Board”), the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Quarterly repurchase offers occur in the months of February, May, August and November. Written notification of each quarterly repurchase offer (the “Repurchase Offer Notice”) is sent to shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, investors may not be able to sell Shares when and/or in the amount that they desire. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and shareholders to certain risks. See “Risk Considerations—Repurchase Offers Risk.”

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

The Fund’s investment objective is total return. There can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies

The Fund will pursue its investment objective by investing primarily in reinsurance-related securities commonly known as insurance-linked securities (“ILS”). ILS may include event-linked bonds (also known as catastrophe or CAT bonds); structured reinsurance investments, including but not limited to quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments and event-linked swaps; interests in pooled investment vehicles, including registered investment companies, that invest primarily in reinsurance-related securities; securities of companies in the insurance or reinsurance industries; and other insurance- and reinsurance-related securities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in ILS.

Redmond Capital is the Fund’s investment adviser. In selecting ILS for investment, Redmond Capital considers their relative return potential in light of their expected relative risk, using quantitative and qualitative analysis through proprietary and third-party models. Redmond Capital’s analysis may consider various factors, such as expected loss, probability of occurrence or loss, trigger type (measurement of loss event specific to an instrument) or other terms of an instrument, as well as model accuracy. Redmond Capital’s analysis also may guide it in determining the desired allocation of ILS by issuer, peril and geographic exposure. Redmond Capital may rely upon information and analysis obtained from related parties, brokers, dealers and ratings organizations, among other sources.

In selecting investments other than ILS, Redmond Capital considers both broad economic and issuer-specific factors. Redmond Capital selects individual securities based upon the terms of the securities, liquidity and rating, sector and exposure to particular issuers and sectors. Redmond Capital may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. Redmond Capital makes that determination based on the same criteria it uses to select portfolio securities.

Portfolio Investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ILS. Derivative instruments that provide exposure to such ILS or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. ILS may include event-linked bonds (also known as catastrophe or CAT bonds); structured reinsurance investments, including but not limited to quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments and event-linked swaps; interests in pooled investment vehicles, including registered investment companies, that invest primarily in reinsurance-related securities; securities of companies in the insurance or reinsurance industries; and other insurance- and reinsurance-related securities. ILS are typically “high-yield” or below investment-grade (commonly referred to as “junk bonds”). Accordingly, a significant portion of the Fund’s portfolio will be invested in high-yield, high-risk debt securities. High-yield securities typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high-risk, speculative characteristics. High-yield securities may also include securities that are not rated. The Adviser has broad discretion to allocate the Fund’s assets among these investment categories. The Fund may invest in ILS across the high-yield spectrum, but will generally focus its investments in higher-yielding, higher-risk securities within the below investment-grade category. The Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer. To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limitation in illiquid securities.

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In addition to ILS, the Fund may invest in in a broad range of issuers and segments of the debt securities market. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, certificates of deposit, money market securities, funds that invest primarily in debt securities, and cash, cash equivalents and other short term holdings. The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, contingent, deferred, payment in kind and auction rate features. The Fund’s investments may include instruments that allow for balloon payments or negative amortization payments. The Fund may invest in ILS issued by non-U.S. issuers. The Fund may, but is not required to, use derivatives, such as currency forward contracts and bond and interest rate futures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to seek event-linked exposure; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund also may hold cash or other short-term investments. To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limit in illiquid securities.

Event-linked Bonds

The Fund may invest in “event-linked” bonds, which sometimes are referred to as “insurance-linked,” “catastrophe” or “CAT” bonds. Event-linked bonds are typically floating rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s), such as an earthquake or hurricane of a particular intensity. The Fund may invest in event-linked bonds in one or more of three primary ways: the Fund may purchase event-linked bonds when initially offered; the Fund may purchase event-linked bonds in the secondary, over-the-counter market; or the Fund may gain indirect exposure to event-linked bonds using derivatives, such as event-linked swaps. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events.

Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other U.S. or non-U.S. entities. Event-linked bonds are often rated by at least one nationally recognized statistical rating agency, but also may be unrated. The rating for an event-linked bond primarily reflects the rating agency’s calculated probability that a trigger event will occur. This rating also assesses the event-linked bond’s credit risk and the model used to calculate the probability of a trigger event.

Trigger events can include natural events (e.g., hurricanes, earthquakes and weather-related phenomena) and non-natural events (e.g., large aviation or marine events). Trigger events are typically defined by three criteria: the occurrence of a pre-defined event; a geographic area in which the event must occur; and the exceedance of a threshold of economic or physical loss by a company or industry sector, physical parameters that define the event (such as earthquake magnitude or hurricane wind speed), or modeled values based on a combination of the preceding factors. In order for a trigger event to be deemed to have occurred, in most cases, each of the three criteria must be satisfied while the bond is outstanding.

The Fund may invest in other types of event-linked bonds where the trigger event may be based on company-wide losses (“indemnity triggers”), index-based losses (“index triggers”) or a combination of triggers (“hybrid triggers”).

Indemnity triggers. Indemnity triggers are typically based on losses of the insurance company or other entity issuing the event-linked bond. The trigger event would be considered to have occurred if a company’s losses on catastrophic insurance claims exceeded a certain aggregate amount. If the company’s losses were less than the pre-determined aggregate amount, the trigger event would not be considered to have occurred and the Fund would be entitled to recover its principal plus any accrued but unpaid interest. Indemnity triggers require

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investors and rating agencies to understand the risks of the insurance and reinsurance policies underwritten by the company, which may be difficult to obtain and assess, particularly in the case of complex commercial insurance and reinsurance policies. In addition, event-linked bond investors are dependent upon the company’s ability to settle catastrophe claims in a manner that would not be disadvantageous to investors’ interests.

Index triggers. Index triggers typically use one of three broad approaches: parametric, industry loss or modeled loss. Index triggers generally use pre-defined formulas to calculate principal loss, which minimizes risks relating to an individual company’s insurance claims-handling practices and other company-specific business practices. Index triggers do expose the investor to other risks such as delay in or failure to report index values accurately or on a timely basis.

Parametric. Parametric index triggers are based upon the occurrence of a catastrophic event in a certain geographic location with pre-defined physical characteristics, such as earthquake magnitude or hurricane wind speed.

Industry loss. Industry loss index triggers are often based upon the estimated loss from a catastrophic event for the insurance industry as a whole or for a specific subsector. Estimates are derived from a third-party reporting service, such as Property Claim Services or PERILS.

Modeled loss. Modeled loss index triggers typically take the physical parameters that define a catastrophic event (such as geographic location and intensity) and apply them to a pre-defined portfolio of notional risks using a third-party catastrophe model to calculate an index value that approximates the damage caused by the event.

Hybrid triggers. Hybrid triggers use more than one trigger type to determine the potential principal reduction of an event-linked bond. For example, a hybrid trigger could require the occurrence of both a U.S. hurricane and a Japanese earthquake, each with different trigger values, within a given time period in order for principal reduction to occur. Another example of a hybrid trigger would be for a U.S. hurricane to occur with winds that exceeded a certain value in a given geographic location (a parametric trigger) that also caused U.S. insured property losses to exceed a certain value (an industry loss trigger) before an event-linked bond could start losing principal.

The Fund has no limit as to the types of events, geographic areas or thresholds of loss referenced by event-linked bonds in which it can invest. Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires and floods. Non-natural perils include disasters resulting from human activity such as commercial and industrial accidents or business interruptions.

Structured Reinsurance Investments

The Fund may invest in special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, including but not limited to quota share instruments (sometimes referred to as “reinsurance sidecars”), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, sometimes known as collateralized reinsurance. Quota share instruments and other structured reinsurance investments generally will be considered illiquid securities by the Fund. The Fund may invest substantially in illiquid securities. Structured reinsurance investments developed along with event-linked bonds as a mechanism to facilitate risk-transfer from insurance markets to capital markets investors. These instruments are typically more customizable but less liquid investments than event-linked bonds. Like some event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Where the instruments are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the underlying insurance policies and therefore must rely upon the risk assessment and underwriting practices of the (re)insurance company counterparty. The instruments typically mature in one year.

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The Fund may invest indirectly in reinsurance contracts, by holding notes or preferred shares issued by a SPV whose performance is tied to an underlying reinsurance transaction, including structured reinsurance investments such as quota share instruments. Quota share instruments are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio of catastrophe-oriented policies, according to a pre-defined percentage. For example, under a 10% quota share agreement, the SPV would be entitled to 10% of all premiums associated with a defined portfolio and be responsible for 10% of all related claims.

Collateralized reinsurance investments are privately structured securities or derivatives utilized to gain exposure to the reinsurance market. Collateralized reinsurance involves an SPV entering into a reinsurance arrangement that is then collateralized by invested capital and premiums related to the insurance coverage. The collateral is designed to cover in full the potential claims that could arise from the underlying reinsurance contract.

Structured reinsurance investments may include event-linked swaps such as industry loss warranties (“ILWs”). ILWs are insurance-linked securities used to finance peak, non-recurrent insurance risks, such as hurricanes, tropical storms and earthquakes. ILWs feature an industry loss index trigger, and, in some cases, a dual trigger design that includes a protection buyer indemnity trigger. A traditional ILW takes the form of a bilateral reinsurance contract, but there are also index products that take the form of derivatives, collateralized structures or exchange traded instruments. An event-linked swap may also use any of the trigger mechanisms discussed in event-linked bonds. The common feature among these forms is that the principal reduction mechanism is based on an index trigger.

Investment Companies

The Fund may invest in the securities of other investment companies that invest primarily in ILS, which can include open-end funds, closed-end funds, limited partnerships, unit investment trusts and business development companies. The Fund may invest in exchange-traded funds (ETFs), which are typically open-end funds or unit investment trusts listed on a stock exchange. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. The Fund’s investments in the securities of other investment companies are subject to the limitations that apply to those types of investments under the Investment Company Act of 1940, as amended (the “1940 Act”).

Other Pooled Investment Vehicles

The Fund may invest in the interests of pooled investment vehicles not subject to registration under the 1940 Act that invest primarily in ILS. Such interests may have limited or no liquidity and the transfer of such interests may be restricted. There can be no assurance of a ready market for resale. The Fund could find it difficult to sell privately placed securities and other restricted securities when the Adviser believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it also may be difficult to determine the fair value of such securities for purposes of computing the NAV of the Fund. As an investor in such a pooled investment vehicle, the Fund would be subject to its ratable share of such investment vehicle’s expenses and fees, including management fees and performance-related fees. The Fund does not intend to invest in other pooled investment vehicles unless the Adviser believes that the potential benefits of the investment justify the payment of the expenses and fees charged by such pooled investment vehicle.

In implementing the Fund’s investment strategy, Redmond Capital will seek to limit the Fund’s exposure to any single catastrophic event by investing in ILS tied to a varied group of available perils and geographic regions. Further, within each region and peril, Redmond Capital seeks to hold a balance of exposures to underlying

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insurance and reinsurance carriers, trigger types, and lines of business. Redmond Capital will continue to monitor the risk of the Fund’s investments on a regular basis.

Much of the ILS in which the Fund invest may be issued by non-U.S. issuers. As a result, the Fund may invest substantially in securities issued by foreign sovereigns or by U.S. or foreign entities that are corporations, partnerships, trusts or other types of business entities.

Under normal circumstances, the Fund intends to invest substantially all its assets in ILS, but retains the flexibility to invest at times in other securities, including U.S. Government securities, cash and cash equivalents.

LEVERAGE

The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness.

INVESTMENT ADVISER

Redmond Capital is the investment adviser of the Fund. Redmond Capital is a newly formed investment adviser, and as of [            ], 2015, Redmond Capital had no assets under management. Peter H. Vloedman, the Fund’s portfolio manager, is primarily responsible for the day-to-day management of the Fund.

DISTRIBUTIONS

The Fund expects to declare and pay dividends of net investment income quarterly and net realized capital gains at least annually. Unless shareholders specify otherwise, dividends will be reinvested in Shares of the Fund.

DISTRIBUTOR, TRANSFER AGENT, ADMINISTRATOR AND CUSTODIAN

ALPS, Denver, Colorado, is the Fund’s distributor. ALPS Fund Services, Inc. (“AFS”), Denver, Colorado, serves as the administrator and accounting agent for the Fund. DST Systems, Inc. (“DST”), Kansas City, Missouri, serves as the Fund’s transfer agent. MUFG Union Bank, N.A., San Francisco, California, serves as the Fund’s custodian. The Fund compensates the distributor, administrator and accounting agent, transfer agent and custodian for their services.

UNLISTED CLOSED-END FUND STRUCTURE; LIMITED LIQUIDITY

The Fund does not currently intend to list its Shares for trading on any securities exchange and does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to try to provide liquidity to shareholders, the Fund is structured as an “interval fund” and conducts periodic repurchase offers for a portion of its outstanding Shares, as described herein. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Shares.

SPECIAL RISK CONSIDERATIONS

An investment in the Fund involves special risk considerations. You should consider carefully the risks summarized below, which are described in more detail under “Risk Considerations” beginning on page [    ] of this prospectus.

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The Fund is generally sold to (i) registered investment advisers (“RIAs”) that meet certain qualifications; (ii) clients of such RIAs; and (iii) certain other eligible investors. The minimum initial account size is $3 million, subject to certain exceptions. See “Investment Minimums.” Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. ILS in which the Fund invests are considered “high-yield securities” or “junk bonds.” It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

No Prior History

The Fund is a newly organized, closed-end management investment company with no history of operations, and thus has no financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance, and is designed for long-term investors and not as a trading vehicle.

ILS Risks

The principal risk of an investment in an ILS is that a trigger event(s) (e.g., (i) natural events, such as a hurricane, tornado or earthquake of a particular size/magnitude in a designated geographic area; or (ii) non-natural events, such as large aviation disasters) will occur and the Fund will lose all or a significant portion of the principal it has invested in the security and right to additional interest payments with respect to the security. If multiple trigger events occur that impact a significant portion of the securities held by the Fund, the Fund could suffer substantial losses and an investor will lose money. A majority of the Fund’s assets will be invested in ILS tied to natural events and other non-natural catastrophes and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to predict whether a trigger event will occur, and because of this significant uncertainty, ILS carry a high degree of risk.

Event-Linked Bonds. The return of principal and the payment of interest on “event-linked” bonds are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude or other event that leads to physical or economic loss. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked bonds are also subject to the risk that the model used to calculate the probability of a trigger event was not accurate and underestimated the likelihood of a trigger event. ILS may provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has, or possibly has, occurred. Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, the Fund’s investment in an event-linked bond may be priced using fair value methods. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.

Structured Reinsurance Investments. The Fund may invest in SPVs or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, including but not limited to quota share instruments (sometimes referred to as “reinsurance sidecars”), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by the Fund.

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Structured reinsurance investments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts.

Structured reinsurance investments are subject to the same risks as event-linked bonds. In addition, because structure reinsurance investments such as quota share instruments represent an interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the (re)insurance company counterparty. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of such investments and therefore place the Fund’s assets at greater risk of loss than if the Adviser had more complete information.

Since ILS issuers typically are structured as bankruptcy remote SPVs or similar structures, it is unlikely that the Fund could lose its investment if the applicable trigger event never occurs. However, there can be no assurance that ILS in which the Fund may invest in the future will be structured in a similar manner or that a court would uphold the intended bankruptcy remote characterization of the structure. If ILS issuers are, in the future, structured in a different manner, it may be possible for the Fund to lose its entire investment in an event-linked bond even if the applicable trigger event never occurs.

Catastrophe Modeling Risk. The Adviser will generally consider catastrophe risk model analyses (whether created by independent third parties, the sponsor of an ILS, a broker or others, “catastrophe models”) with respect to the Fund’s investments. Catastrophe models are designed to assist investors, governments, and businesses in understanding the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure. The Adviser may use the output of the catastrophe models before and after investment to assist the Adviser in assessing the risk of a particular ILS or group of such securities. A catastrophe model uses insurance, scientific and statistical data to estimate the losses that could be sustained due to a catastrophic event, but even the most sophisticated models cannot predict actual losses. Catastrophe models may be used by the Adviser as one input in its risk analysis process for Fund investments.

In implementing the Fund’s investment strategy, the Adviser may obtain the advice of GeoVera (defined below) relating to its assessment of the risk of a particular ILS or group of such securities. GeoVera employs a dedicated technical risk management and research team that has developed proprietary systems to validate and enhance its use of commercially available products.

Illiquidity and Restricted Securities Risk. To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limitation in illiquid securities. Liquidity risk is the risk that ILS held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. As a relatively new type of financial instrument, there is limited trading history for ILS, even for those securities deemed to be liquid.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. In addition, pricing of ILS is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other trigger event will occur. The Fund’s investments in ILS for which market quotations are not available will be valued pursuant to procedures adopted by the Board.

Moral Hazard Risk. ILS are generally subject to one or more types of triggers, including so-called “indemnity-triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking to diversify its insurance portfolio). ILS subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such ILS are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund.

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ILS Market and Reinvestment Risk. The size of the ILS market may change over time, which may limit the availability of ILS for investment by the Fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by the Fund mature, or the Fund must sell securities in connection with Share repurchases, the Fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Reinsurance Industry Risk. The performance of ILS and the reinsurance industry itself are tied to the occurrence of various trigger-events, including weather, other natural disasters (hurricanes, earthquakes, etc.), and other non-natural catastrophes. Trigger events are typically defined by three criteria: the occurrence of a pre-defined event; a geographic area in which the event must occur; and the exceedance of a threshold of economic or physical loss by a company or industry sector, physical parameters that define the event (such as earthquake magnitude or hurricane wind speed), or modeled values based on a combination of the preceding factors. Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires and floods. Non-natural perils include disasters resulting from human activity such as commercial and industrial accidents or business interruptions. Major disasters in population centers (such as Los Angeles’ Northridge Earthquake (1994) or New Orleans’ Hurricane Katrina (2005)) or related to high-value insured property (such as the Piper Alpha oil rig explosion (1988)) can result in significant losses, with investors in ILS exposed to such events experiencing substantial losses. If the frequency and severity of natural and non-natural disasters increases, the risk of significant losses to reinsurers and ILS investors may increase.

Floating-Rate Loan Risks

A significant percentage of ILS in which the Fund invests are expected to be variable rate, or floating rate, event-linked bonds. Floating rate loans and similar investments may be illiquid or less liquid than other investments.

Borrowing Risk

The Fund may borrow to meet repurchase requests or for investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The cost of borrowing may reduce the Fund’s return.

Leveraging Risk

The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage. Therefore, the Fund is subject to leveraging risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. This risk is enhanced for the Fund because it invests substantially all its assets in ILS.

Derivative Investments Risk

The Fund may obtain event-linked exposure by investing in, among others, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies. Trigger events include hurricanes, earthquakes, weather-related phenomena, and other criteria determined by independent parties. If a trigger event(s) occurs, the Fund may lose the swap’s notional amount. As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in ILS, including counterparty risk and leverage risk.

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Below Investment Grade Securities Risk

The Fund can invest without limit in ILS that are rated below investment grade, commonly called “junk bonds,” which are bonds rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc., (“Moody’s”), or that have comparable ratings by another rating organization. The rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a trigger event will occur and result in a loss. The rating also assesses ILS credit risk and the model used to calculate the probability of the trigger event. The rating system for ILS is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops. There is no minimum rating on the bonds in which the Fund may invest. The Fund may also invest without limit in ILS that are unrated and judged by the Adviser to be of below investment grade quality.

Credit and Collateral Risk

ILS in which the Fund invests will be subject to credit risk. The principal invested in an ILS may be held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV. Typically, the collateral account is invested in high-quality U.S. government securities (i.e., U.S. Treasury bonds). However, in certain ILS, the collateral account may be invested in high-yielding, higher-risk securities. In such instances the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral account investments. There is no guarantee that the value of the collateral in the collateral account will equal the principal amount of the security either upon the purchase, sale or maturity of the ILS.

Foreign Investing Risk

The Fund may invest in ILS issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of ILS issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist primarily of event-linked bonds and structured reinsurance investments which provide the Fund with contractual rights under the terms of the issuance. While the contractual rights of event-linked bonds and structured reinsurance investments issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers.

Foreign Currency Risk

It is expected that a substantial portion of the Fund’s investments in ILS will be U.S. dollar denominated investments. To the extent the Fund invests in non-U.S. denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Equity Securities Risk

The Fund may at times invest in equity securities. The stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.

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Investment Company and Other Pooled Investment Vehicle Risk

Investment in investment companies and other pooled investment vehicles typically reflects the risks of the underlying portfolio investments of such investment company or other pooled investment vehicle. The Fund’s shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or other pooled investment vehicle. The price and movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs and closed-end funds may trade at a price below their net asset value (also known as a discount). Certain pooled investment vehicles do not have the protections applicable to other types of investments under U.S. federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs, closed-end funds or other pooled investment vehicles and such shares may be highly illiquid.

Non-Diversification Risk

The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more likely to become subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Tax Risk

In order for the Fund to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.

Repurchase Offers Risk

Repurchase offers risk is the risk that the Fund’s repurchases of Shares may hurt investment performance by forcing the Fund to maintain a higher percentage of its assets in liquid investments or to liquidate certain investments when it is not desirable to do so. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund.

Anti-Takeover Provisions

The Fund’s Declaration of Trust, together with any amendments thereto (the “Declaration of Trust”), includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status.

TAX CONSIDERATIONS

You will normally have to pay federal income taxes, and any state or local taxes, on the dividends and other distributions you receive from the Fund. For U.S. federal income tax purposes, distributions from the Fund’s net capital gains (the excess, if any, of its net long-term capital gains over its net short-term capital losses) are considered long-term capital gains and are generally taxable to non-corporate shareholders at a rate of up to 20%. Distributions from the Fund’s net short-term capital gains are generally taxable as ordinary income. Other

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dividends are generally taxable as ordinary income or, in general, if paid from the Fund’s “qualified dividend income” and if certain conditions, including holding period requirements, are met by the Fund and the shareholder, as qualified dividend income taxable to individual and certain other non-corporate shareholders at U.S. federal income tax rates of up to 20%. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A portion of dividends received from the Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporations.

The Fund will report to shareholders annually the U.S. federal income tax status of all Fund distributions.

If the Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, you will be taxed on the dividend as if you received it in the year in which it was declared.

You should consult a tax adviser about state, local and foreign taxes on your distributions from the Fund.

See “Federal Income Tax Matters” and “Dividends Reinvestment Plan.”

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SUMMARY OF FUND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investment)
Maximum Repurchase Fee (as a percentage of average net assets attributable to the Shares)(2)	2.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	1.75%
Service Fees	0.05%
Other Expenses(3) (4)	1.12%

Total Annual Fund Operating Expenses	2.92%

Expense Waiver/Reimbursement(5)	(0.93)%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	1.99%

(1)	The Adviser has agreed to pay all of the Fund’s (i) organizational expenses and (ii) offering costs. Total organizational expenses for the Fund are estimated to be $[ ], and, assuming an offering of $[ ] ([ ] Shares), total offering costs are estimated to be $[ ].
(2)	The Fund does not currently charge a repurchase fee. However, the Fund may charge a repurchase fee of up to 2.00%, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase.
(3)	“Other expenses” are based on estimated amounts for the current fiscal year.
(4)	To the extent the Fund invests in other investment companies (“Acquired Funds”), the Fund’s shareholders indirectly bear a pro rata portion of the fees and expenses of such Acquired Funds. Based on the anticipated net proceeds of present offering, the Fund expects Acquired Fund fees and expenses to amount to less than 0.01% of average net assets of the Fund for the current fiscal year. Acquired Fund fees and expenses are included in “Other expenses.”
(5)	The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including organizational and offering expenses, but excluding interest, taxes, brokerage commissions, borrowing and other investment-related costs and fees, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business), to the extent that they exceed 1.99% per annum of the Fund’s average daily net assets (the “Expense Limitation”). If the Fund incurs expenses excluded from the Expense Limitation Agreement, the Fund’s expense ratio could exceed that amount. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation as of the time of waiver to be exceeded. The Expense Limitation Agreement will remain in effect at least until [ ], 2018, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. See “Management of the Fund.”

Example. The following Example is intended to help you understand the various costs and expenses that you, as a holder of Shares, would bear directly or indirectly. The Example assumes that you invest $1,000 in Shares of the Fund for the time periods indicated. Because there are no costs associated with repurchases, your costs would be the same whether you hold your Shares or tender your Shares for repurchase at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year, that all dividends and

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distributions are reinvested at NAV, and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$20	$62

FINANCIAL HIGHLIGHTS

The Fund is newly organized and its Shares have not previously been offered and therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

THE FUND

The Fund is a newly organized, non-diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Delaware statutory trust pursuant to a Certificate of Trust filed with the Secretary of State of the State of Delaware on March 6, 2015. The Fund has no operating history. The Fund’s principal office is located at 101 East Lancaster Avenue, Suite 201, Wayne, PA 19087.

USE OF PROCEEDS

The Fund will invest the proceeds of the offering of Shares in accordance with its investment objective and policies as stated below. It is presently anticipated that the Fund will be able to fully invest the net proceeds according to its investment objective and policies within approximately [    ] months after receipt of the proceeds, depending on the amount and timing of proceeds available to the Fund as well as the availability of securities consistent with the Fund’s investment objective and strategies. Pending investment of the net proceeds, the Fund will invest in high-quality, short-term debt securities, cash and/or cash equivalents.

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Fund’s investment objective is total return. There can be no assurance that the Fund will achieve its investment objective.

The Fund’s investment objective may be changed without shareholder approval. The Fund will provide notice prior to implementing any change to its investment objective.

Redmond Capital believes that investment in ILS should involve a long-term view and a systematic focus on sources of expected return, not on security selection or market timing. In constructing an investment portfolio, the Adviser identifies a universe of eligible securities with pre-defined risk and return characteristics. It then seeks to approximate the characteristics of that universe while efficiently managing the portfolio and trading costs. Because the event risks in ILS—largely related to natural disasters such as earthquakes and hurricanes—are not similar to the risks investors bear in traditional equity and debt markets, the Adviser believes that investment in ILS may provide benefits when added to traditional asset portfolios. As such, the Adviser does not intend to buy or sell securities for the portfolio based on prospects for the economy or based on movements of traditional equity and debt markets.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will pursue its investment objective by investing primarily in ILS. ILS may include event-linked bonds (also known as catastrophe or CAT bonds); structured reinsurance investments, including but not limited to quota

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share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments and event-linked swaps; interests in pooled investment vehicles, including registered investment companies, that invest primarily in reinsurance-related securities; securities of companies in the insurance or reinsurance industries; and other insurance- and reinsurance-related securities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in ILS.

Redmond Capital is the Fund’s investment adviser. In selecting ILS for investment, Redmond Capital considers their relative return potential in light of their expected relative risk, using quantitative and qualitative analysis through proprietary and third-party models. Redmond Capital’s analysis may consider various factors, such as expected loss, probability of occurrence or loss, trigger type (measurement of loss event specific to an instrument) or other terms of an instrument, as well as model accuracy. Redmond Capital’s analysis also may guide it in determining the desired allocation of ILS by issuer, peril and geographic exposure. Redmond Capital may rely upon information and analysis obtained from related parties, brokers, dealers and ratings organizations, among other sources.

In selecting investments other than ILS, Redmond Capital considers both broad economic and issuer-specific factors. Redmond Capital selects individual securities based upon the terms of the securities, liquidity and rating, sector and exposure to particular issuers and sectors. Redmond Capital may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. Redmond Capital makes that determination based on the same criteria it uses to select portfolio securities.

Portfolio Investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ILS. Derivative instruments that provide exposure to such ILS or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. ILS may include event-linked bonds (also known as catastrophe or CAT bonds); structured reinsurance investments, including but not limited to quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments and event-linked swaps; interests in pooled investment vehicles, including registered investment companies, that invest primarily in reinsurance-related securities; securities of companies in the insurance or reinsurance industries; and other insurance- and reinsurance-related securities. ILS are typically “high-yield” or below investment-grade (commonly referred to as “junk bonds”). Accordingly, a significant portion of the Fund’s portfolio will be invested in high-yield, high-risk debt securities. High-yield securities typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high-risk, speculative characteristics. High-yield securities may also include securities that are not rated. The Adviser has broad discretion to allocate the Fund’s assets among these investment categories. The Fund may invest in ILS across the high-yield spectrum, but will generally focus its investments in higher-yielding, higher-risk securities within the below investment-grade category. The Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer. To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limitation in illiquid securities.

In addition to ILS, the Fund may invest in in a broad range of issuers and segments of the debt securities market. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, certificates of deposit, money market securities, funds that invest primarily in debt securities, and cash, cash equivalents and other short term holdings. The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, contingent, deferred, payment in kind and auction rate features. The Fund’s investments may include instruments that allow for balloon payments or negative amortization payments. The Fund may invest in ILS issued by non-U.S. issuers. The Fund may, but is not required to, use derivatives, such as currency forward contracts and bond and interest rate futures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against

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adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to seek event-linked exposure; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund also may hold cash or other short-term investments. To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limit in illiquid securities.

The Fund’s policy of investing 80% its net assets (plus the amount of borrowings, if any, for investment purposes) in ILS may only be changed by the Board following 60 days’ prior written notice to shareholders.

ILS

The Fund intends to invest substantially all of its assets in ILS, including event-linked bonds (also known as catastrophe or CAT bonds); structured reinsurance investments, including but not limited to quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments and event-linked swaps; interests in pooled investment vehicles, including registered investment companies, that invest primarily in reinsurance-related securities; securities of companies in the insurance or reinsurance industries; and other insurance- and reinsurance-related securities.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds, which sometimes are referred to as “insurance-linked,” “catastrophe” or “CAT” bonds. Event-linked bonds are typically floating rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s), such as an earthquake or hurricane of a particular intensity. The Fund may invest in event-linked bonds in one or more of three primary ways: the Fund may purchase event-linked bonds when initially offered; the Fund may purchase event-linked bonds in the secondary, over-the-counter market; or the Fund may gain indirect exposure to event-linked bonds using derivatives, such as event-linked swaps. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events.

Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other U.S. or non-U.S. entities. Event-linked bonds are often rated by at least one nationally recognized statistical rating agency, but also may be unrated. The rating for an event-linked bond primarily reflects the rating agency’s calculated probability that a trigger event will occur. This rating also assesses the event-linked bond’s credit risk and the model used to calculate the probability of a trigger event.

Trigger events can include natural events (e.g., hurricanes, earthquakes and weather-related phenomena) and non-natural events (e.g., large aviation or marine events). Trigger events are typically defined by three criteria: the occurrence of a pre-defined event; a geographic area in which the event must occur; and the exceedance of a threshold of economic or physical loss by a company or industry sector, physical parameters that define the event (such as earthquake magnitude or hurricane wind speed), or modeled values based on a combination of the preceding factors. In order for a trigger event to be deemed to have occurred, in most cases, each of the three criteria must be satisfied while the bond is outstanding.

The Fund may invest in other types of event-linked bonds where the trigger event may be based on company-wide losses (“indemnity triggers”), index-based losses (“index triggers”) or a combination of triggers (“hybrid triggers”).

Indemnity triggers. Indemnity triggers are typically based on losses of the insurance company or other entity issuing the event-linked bond. The trigger event would be considered to have occurred if a company’s losses on catastrophic insurance claims exceeded a certain aggregate amount. If the company’s losses were less than the pre-determined aggregate amount, the trigger event would not be considered to have occurred and the Fund would be entitled to recover its principal plus any accrued but unpaid interest. Indemnity triggers require investors and rating agencies to understand the risks of the insurance and reinsurance policies underwritten by the

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company, which may be difficult to obtain and assess, particularly in the case of complex commercial insurance and reinsurance policies. In addition, event-linked bond investors are dependent upon the company’s ability to settle catastrophe claims in a manner that would not be disadvantageous to investors’ interests.

Index triggers. Index triggers typically use one of three broad approaches: parametric, industry loss or modeled loss. Index triggers generally use pre-defined formulas to calculate principal loss, which minimizes risks relating to an individual company’s insurance claims-handling practices and other company-specific business practices. Index triggers do expose the investor to other risks such as delay in or failure to report index values accurately or on a timely basis.

Parametric. Parametric index triggers are based upon the occurrence of a catastrophic event in a certain geographic location with pre-defined physical characteristics, such as earthquake magnitude or hurricane wind speed.

Industry loss. Industry loss index triggers are often based upon the estimated loss from a catastrophic event for the insurance industry as a whole or for a specific subsector. Estimates are derived from a third-party reporting service, such as Property Claim Services or PERILS.

Modeled loss. Modeled loss index triggers typically take the physical parameters that define a catastrophic event (such as geographic location and intensity) and apply them to a pre-defined portfolio of notional risks using a third-party catastrophe model to calculate an index value that approximates the damage caused by the event.

Hybrid triggers. Hybrid triggers use more than one trigger type to determine the potential principal reduction of an event-linked bond. For example, a hybrid trigger could require the occurrence of both a U.S. hurricane and a Japanese earthquake, each with different trigger values, within a given time period in order for principal reduction to occur. Another example of a hybrid trigger would be for a U.S. hurricane to occur with winds that exceeded a certain value in a given geographic location (a parametric trigger) that also caused U.S. insured property losses to exceed a certain value (an industry loss trigger) before an event-linked bond could start losing principal.

The Fund has no limit as to the types of events, geographic areas or thresholds of loss referenced by event-linked bonds in which it can invest. Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires and floods. Non-natural perils include disasters resulting from human activity such as commercial and industrial accidents or business interruptions.

Structured Reinsurance Investments. The Fund may invest in SPVs or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, including but not limited to quota share instruments (sometimes referred to as “reinsurance sidecars”), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, sometimes known as collateralized reinsurance. Quota share instruments and other structured reinsurance investments generally will be considered illiquid securities by the Fund. The Fund may invest substantially in illiquid securities. Structured reinsurance investments developed along with event-linked bonds as a mechanism to facilitate risk-transfer from insurance markets to capital markets investors. These instruments are typically more customizable but less liquid investments than event-linked bonds. Like some event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Where the instruments are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the underlying insurance policies and therefore must rely upon the risk assessment and underwriting practices of the (re)insurance company counterparty. The instruments typically mature in one year.

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The Fund may invest indirectly in reinsurance contracts, by holding notes or preferred shares issued by a SPV whose performance is tied to an underlying reinsurance transaction, including structured reinsurance investments such as quota share instruments. Quota share instruments are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio of catastrophe-oriented policies, according to a pre-defined percentage. For example, under a 10% quota share agreement, the SPV would be entitled to 10% of all premiums associated with a defined portfolio and be responsible for 10% of all related claims.

Collateralized reinsurance investments are privately structured securities or derivatives utilized to gain exposure to the reinsurance market. Collateralized reinsurance involves an SPV entering into a reinsurance arrangement that is then collateralized by invested capital and premiums related to the insurance coverage. The collateral is designed to cover in full the potential claims that could arise from the underlying reinsurance contract.

Structured reinsurance investments may include event-linked swaps such as ILWs. ILWs are insurance-linked securities used to finance peak, non-recurrent insurance risks, such as hurricanes, tropical storms and earthquakes. ILWs feature an industry loss index trigger, and, in some cases, a dual trigger design that includes a protection buyer indemnity trigger. A traditional ILW takes the form of a bilateral reinsurance contract, but there are also index products that take the form of derivatives, collateralized structures or exchange traded instruments. An event-linked swap may also use any of the trigger mechanisms discussed in event-linked bonds. The common feature among these forms is that the principal reduction mechanism is based on an index trigger.

Investment Companies. The Fund may invest in the securities of other investment companies that invest primarily in ILS, which can include open-end funds, closed-end funds, limited partnerships, unit investment trusts and business development companies. The Fund may invest in exchange-traded funds (ETFs), which are typically open-end funds or unit investment trusts listed on a stock exchange. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. The Fund’s investments in the securities of other investment companies are subject to the limitations that apply to those types of investments under 1940 Act.

Other Pooled Investment Vehicles. The Fund may invest in the interests of pooled investment vehicles not subject to registration under the 1940 Act that invest primarily in ILS. Such interests may have limited or no liquidity and the transfer of such interests may be restricted. There can be no assurance of a ready market for resale. The Fund could find it difficult to sell privately placed securities and other restricted securities when the Adviser believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it also may be difficult to determine the fair value of such securities for purposes of computing the NAV of the Fund. As an investor in such a pooled investment vehicle, the Fund would be subject to its ratable share of such investment vehicle’s expenses and fees, including management fees and performance-related fees. The Fund does not intend to invest in other pooled investment vehicles unless the Adviser believes that the potential benefits of the investment justify the payment of the expenses and fees charged by such pooled investment vehicle.

In implementing the Fund’s investment strategy, Redmond Capital will seek to limit the Fund’s exposure to any single catastrophic event by investing in ILS tied to a varied group of available perils and geographic regions. Further, within each region and peril, Redmond Capital seeks to hold a balance of exposures to underlying insurance and reinsurance carriers, trigger types, and lines of business. Redmond Capital will continue to monitor the risk of the Fund’s investments on a regular basis.

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Much of the ILS in which the Fund invest may be issued by non-U.S. issuers. As a result, the Fund may invest substantially in securities issued by foreign sovereigns or by U.S. or foreign entities that are corporations, partnerships, trusts or other types of business entities.

Under normal circumstances, the Fund intends to invest substantially all its assets in ILS, but retains the flexibility to invest at times in other securities, including U.S. Government securities, cash and cash equivalents.

Liquidity and Restricted Securities

The event-linked bonds and structured reinsurance investments in which the Fund will invest are restricted securities in that they are legally restricted as to resale pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(a)(2) and Rule 144A securities may be treated as liquid securities if the Board determines that such treatment is warranted, and most or all of the event-linked bonds in which the Fund invests will be considered liquid securities. Even if determined to be liquid, holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Structured reinsurance investments generally will be considered illiquid securities by the Fund. The Fund may invest substantially in illiquid securities.

Below Investment Grade Securities

Because most ILS are rated below investment grade (or unrated), a substantial portion of the Fund’s assets may be invested in below investment grade bonds, similar in some respects to high-yield corporate bond funds. Event-linked bonds and structured reinsurance investments are exposed to catastrophic insurance risk whereas high-yield bonds are typically exposed to the potential default of financially distressed issuers. The Fund has no limit as to the maturity of the securities in which it invests or as to the market capitalization of the issuer. The Fund may invest in event-linked bonds, structured reinsurance investments and debt securities of any credit rating, including those rated below investment grade (commonly referred to as “junk bonds”) or, if unrated, determined by the Adviser, to be of comparable quality. With respect to event-linked bonds, the rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event(s) will occur, as well as the overall expected loss to the bond principal. In addition to ratings issued by rating agencies, event-linked bonds are issued with an attachment probability and expected loss percentage determined by catastrophe models. A catastrophe model is created based on historical data and averages and used to inform investors and others on the potential impact of a wide variety of catastrophic events. The Adviser will also consider these catastrophe models in choosing portfolio investments. The event-linked bonds in which the Fund may invest may also be subordinated or “junior” to more senior securities of the issuer. The investor in a subordinated security of an issuer is entitled to payment after other holders of debt in that issuer.

A substantial amount of ILS in which the Fund intends to invest are expected to be structured as variable rate, or floating rate, debt securities, which will be secured by the collateral contributed by the Fund and other investors to the relevant SPVs established by the ceding insurer. The collateral is invested in secure short-term instruments such as US Treasury Money Market (TMM) funds. ILS typically have rates of interest that reflect the returns of such short-term collateral instruments, plus a premium.

Derivatives

The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”). Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk. Derivatives typically allow the Fund to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may

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engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks. The Fund may but is not required to use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, stock index futures, swaps, including event-linked swaps and other derivative instruments. The Fund may use derivatives for a variety of purposes, including (i) as a hedge against adverse changes in the market prices of securities, interest rates or, to a lesser extent, currency exchange rates, (ii) as a substitute for purchasing or selling securities, (iii) to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative, or (iv) to manage portfolio exposures.

Certain derivative transactions may give rise to a form of leverage. The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leverage transactions may substantially exceed the initial investment.

Non-U.S. Investments

The Fund may invest without limit in foreign government and foreign corporate debt securities. Because the majority of ILS issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in foreign securities. Non-U.S. issuers are issuers that are organized and have their principal offices outside of the United States. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations, or private issuers, and certain supranational organizations, such as the World Bank and the European Union.

U.S. Government Securities

The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which may consist of: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, such as U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the separate trading of registered interest and principal securities program (i.e., “STRIPS”), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed MBS, some of which are backed by the full faith and credit of the U.S. Government, some of which are supported by the right of the issuer to borrow from the U.S. Government, and some of which are backed only by the credit of the issuer itself.

Equity Securities

The Fund may invest in equity securities, including common stocks, warrants and rights, as well as “equity equivalents” such as preferred stocks and securities convertible into common stock. Preferred stocks generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. A convertible security is one that can be converted into or exchanged for common stock of an issuer within a particular period of time at a specified price, upon the occurrence of certain events or according to a price formula. Convertible securities offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. The Fund considers some convertible securities to be “equity equivalents” because they are convertible into common stock. The credit ratings of those convertible securities generally have less impact on the investment decision, although they may still be subject to credit and interest rate risk.

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Borrowings

The Fund may obtain leverage through borrowings in seeking its investment objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed below in connection with the Fund’s borrowings for investment purposes.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements pursuant to which the Fund transfers securities to a counterparty in return for cash, and the Fund agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase agreements are treated as borrowings by the Fund, are a form of leverage and may make the value of an investment in the Fund more volatile and increase the risks of investing in the Fund. Entering into reverse repurchase agreements and other borrowing transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements. Borrowing money involves transaction and interest costs. The Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows.

To the extent required by SEC guidelines, if a transaction (such as a reverse repurchase agreement) exposes the Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of the custodian with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets.

Cash Management and Temporary Investments

Normally, the Fund invests substantially all of its assets to meet its investment objectives. The Fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. The Fund may adopt a defensive strategy when the Adviser believes securities in which the Fund normally invests have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.

Additional Investment Practices

In addition to the principal investment strategies described above, the Fund may also use other investment techniques, including the following, from time-to-time.

Short-Term Trading. The Fund does not typically engage in short-term trading. It may, however, sell an investment, even if such investment has only been held for a short period of time, if it has achieved its return objective or the investment no longer meets the Fund’s investment criteria. If the Fund engages in high-volume trading, it may incur additional operating expenses, which may reduce performance, and could cause investors to incur a higher level of taxable income or capital gains.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. The Fund does not anticipate lending event-linked bonds but may lend other portfolio

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securities. Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund’s total assets (including such loans). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements for securities lending, including with respect to changes in market values, termination, interest paid on loaned securities and ability to call back loaned securities for voting.

Corporate Debt Obligations. The Fund may purchase debt obligations, such as bonds, debentures, notes and preferred stock issued by U.S. and foreign corporations, partnerships or other business entities. Debt securities purchased by the Fund may be subordinate to other liabilities of the issuer. If a borrower becomes insolvent, the borrower’s assets may be insufficient to meet its obligations.

Portfolio Turnover

The Fund cannot accurately predict its portfolio turnover rate. The Fund’s portfolio turnover rate is expected to be less than 25% of the Fund’s total assets in the first year of operations. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund.

RISK CONSIDERATIONS

The Fund is generally sold to (i) RIAs that meet certain qualifications; (ii) clients of such RIAs; and (iii) certain other eligible investors. The minimum initial account size is $3 million, subject to certain exceptions. See “Investment Minimums.” Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. ILS in which the Fund invests are considered “high-yield securities” or “junk bonds.” It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

The Fund is subject to the principal risks noted below. As with any investment company, there is no guarantee that the Fund will achieve its investment objective. You could lose all or part of your investment in the Fund, the Fund could underperform other investments and your investment will be illiquid.

No Prior History

The Fund is a newly organized, closed-end management investment company with no history of operations, and thus has no financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance, and is designed for long-term investors and not as a trading vehicle.

ILS Risks

The principal risk of an investment in an ILS is that a trigger event(s) (e.g., (i) natural events, such as a hurricane, tornado or earthquake of a particular intensity in a designated geographic area; or (ii) non-natural events, such as large aviation disasters) will occur and the Fund will lose all or a significant portion of the principal it has invested in the security and right to additional interest payments with respect to the security. If multiple trigger events occur that impact a significant portion of the securities held by the Fund, the Fund could suffer substantial losses and an investor will lose money. A majority of the Fund’s assets will be invested in ILS tied to natural

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events and other non-natural catastrophes and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to predict whether a trigger event will occur, and because of this significant uncertainty, ILS carry a high degree of risk.

Event-Linked Bonds. The return of principal and the payment of interest on “event-linked” bonds are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude or other event that leads to physical or economic loss. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked bonds are also subject to the risk that the model used to calculate the probability of a trigger event was not accurate and underestimated the likelihood of a trigger event. ILS may provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has, or possibly has, occurred. Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, the Fund’s investment in an event-linked bond may be priced using fair value methods. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.

Structured Reinsurance Investments. The Fund may invest in SPVs or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, including but not limited to quota share instruments (sometimes referred to as “reinsurance sidecars”), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by the Fund.

Structured reinsurance investments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts.

Structured reinsurance investments are subject to the same risks as event-linked bonds. In addition, because structure reinsurance investments such as quota share instruments represent an interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the (re)insurance company counterparty. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of such investments and therefore place the Fund’s assets at greater risk of loss than if the Adviser had more complete information.

Since ILS issuers typically are structured as bankruptcy remote SPVs or similar structures, it is unlikely that the Fund could lose its investment if the applicable trigger event never occurs. However, there can be no assurance that ILS in which the Fund may invest in the future will be structured in a similar manner or that a court would uphold the intended bankruptcy remote characterization of the structure. If ILS issuers are, in the future, structured in a different manner, it may be possible for the Fund to lose its entire investment in an event-linked bond even if the applicable trigger event never occurs.

Catastrophe Modeling Risk. The Adviser will generally consider catastrophe models with respect to the Fund’s investments. Catastrophe models are designed to assist investors, governments, and businesses in understanding the potential impact of a wide variety of catastrophic events and allow such parties to analyze the probability of loss in regions with the highest exposure. The Adviser may use the output of the catastrophe models before and after investment to assist the Adviser in assessing the risk of a particular ILS or group of such securities. A catastrophe model uses insurance, scientific and statistical data to estimate the losses that could be

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sustained due to a catastrophic event, but even the most sophisticated models cannot predict actual losses. Catastrophe models may be used by the Adviser as one input in its risk analysis process for Fund investments. Catastrophe models are created using historical, scientific and other related data. Therefore, because such catastrophe models are based upon historical data and averages, there is no guarantee that such information will accurately predict the future occurrence, location or severity of any particular catastrophic event and thus may fail to accurately calculate the probability of a trigger event and may underestimate the likelihood of a trigger event. In addition, any errors or imperfections in a catastrophe model, or in the data on which they are based, or technical issues with the construction of the models (including, for example, data problems and/or software or other implementation issues) could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance.

In implementing the Fund’s investment strategy, the Adviser may obtain the advice of GeoVera (defined below) relating to its assessment of a particular ILS or group of such securities. GeoVera employs a dedicated technical risk management and research team that has developed proprietary systems to validate and enhance its use of commercially available products.

Illiquidity and Restricted Securities Risk. Liquidity risk is the risk that ILS held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. The Fund may invest substantially in securities that are illiquid. There can be no assurances that a liquid market will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate such assets may be impaired and/or result in losses to the Fund.

Certain ILS in which the Fund invests will be Rule 144A securities, which are securities that generally can be purchased and sold only by institutions that own and invest, on a discretionary basis, at least $100 million in securities of issuers not affiliated with such institution (“qualified institutional buyers” or “QIBs”). Rule 144A securities are considered “restricted” securities. Restricted securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing ILS that are restricted, such securities will become illiquid while held by the Fund. Illiquid securities may be difficult to value, the Fund may be required to hold illiquid securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities. This may result in losses to the Fund and investors.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. In addition, pricing of ILS is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other trigger event will occur. The Fund’s investments in ILS for which market quotations are not available will be valued pursuant to procedures adopted by the Board. Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, the Fund’s investment in an event-linked bond may be priced using fair value methods. Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, investors could lose money upon redemption (because the value of the shares sold is worth more due to the mispricing) or could pay too much for shares purchased (because the Fund overvalued the shares due to the mispricing).

Moral Hazard Risk. ILS are generally subject to one or more types of triggers, including so-called “indemnity-triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking to diversify its insurance portfolio). ILS subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such ILS are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund.

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For example, if an event-linked bond issued will be triggered at $500 million in losses to the sponsor, once that trigger is hit (i.e., the sponsor experiences $500 million in losses under the contracts it has written), the bond purchaser will lose all or a portion of its principal invested (plus any additional interest). In this situation, the ceding sponsor has an incentive to pay the claims more generously when the loss amount is near the trigger amount set in the bond (i.e., to claim $500 million in losses, when perhaps it could be argued that actual losses were $499.9 million). Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached. In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims.

ILS Market and Reinvestment Risk. The size of the ILS market may change over time, which may limit the availability of ILS for investment by the Fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by the Fund mature, or the Fund must sell securities in connection with Share repurchases, the Fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Investments in Non-Voting Stock Risk. To the extent the Fund contractually forgoes its right to vote securities or purchases non-voting securities of an SPV, it will not be able to vote on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Fund’s investment in the SPV. If ILS in which the Fund invests carry voting rights, the Fund ordinarily will limit such investments to 5% or less of the issuing SPV’s outstanding voting securities. However, to enable the Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser, the Fund may also contractually forego its right to vote securities or purchase non-voting securities of such SPVs. If the Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act. Such limitations may interfere with the portfolio management of the Fund and may adversely impact the Fund’s performance.

For various reasons, the Fund may hold some or all of its interest in an SPV in non-voting form. One reason for this is to avoid a SPV being deemed an “affiliated person” of the Fund for purposes of the 1940 Act. Accordingly, the Fund may agree to waive irrevocably any right that the Fund may have to vote securities in amounts in excess of 4.99% of a SPV’s outstanding voting securities. The general policy to waive voting rights has been reviewed by the Board. The waiver of the Fund’s voting rights does not facilitate investments in a SPV by the Adviser or other clients of the Adviser, either as a practical or a legal matter, and is not intended to confer any benefit on such entities. Interests in a particular SPV, even without voting rights, are selected based on the investment merits of those interests consistent with the fiduciary duties of both the Adviser and the Board, and generally reflect the judgment of the Adviser that such investments are an attractive and appropriate opportunity for the Fund for any number of reasons.

To the extent the Fund holds non-voting securities of a SPV or contractually foregoes its right to vote securities of a SPV, it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors in the SPV. This restriction could diminish the influence of the Fund in an SPV and adversely affect its investment in the SPV, which could result in unpredictable and potentially adverse effects on shareholders. Moreover, there is a risk that a court or securities regulators could disregard the statutory definition of “affiliated person,” and still treat the SPVs as an affiliated person of the Fund for purposes of the 1940 Act.

Reinsurance Industry Risk. The performance of ILS and the reinsurance industry itself are tied to the occurrence of various trigger events, including weather, other natural disasters (hurricanes, earthquakes, etc.), as

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well as other non-natural catastrophes. Trigger events are typically defined by three criteria: the occurrence of a pre-defined event; a geographic area in which the event mush occur; and the exceedance of a threshold of economic or physical loss by a company or industry sector, physical parameters that define the event (such as earthquake magnitude or hurricane wind speed), or modeled values based on a combination of the preceding factors. Major disasters in population centers (such as Los Angeles’ Northridge Earthquake (1994) or New Orleans’ Hurricane Katrina (2005)) or related to high-value insured property (such as the Piper Alpha oil rig explosion (1988)) can result in significant losses, with investors in ILS exposed to such events experiencing substantial losses. If the frequency and severity of natural and non-natural disasters increases, the risk of significant losses to reinsurers and ILS investors may increase. Typically, one significant trigger event (even in a major metropolitan area) will not result in the financial failure of a reinsurer. However, a series of major trigger events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in ILS for which a trigger event occurs, it may result in losses to the Fund, and a series of major trigger events affecting a large portion of ILS held by the Fund may result in substantial losses to the Fund.

Floating-Rate Loan Risks

A significant percentage of ILS in which the Fund invests are expected to be variable rate, or floating rate, event-linked bonds. Floating rate loans and similar investments may be illiquid or less liquid than other investments. In addition, while the collateral securing most event-linked bonds in which the Fund currently intends to invest will be invested in low-risk investments, certain SPVs in which the Fund invests may permit investment of collateral in higher-risk, higher-yielding investments. Thus, the value of collateral, if any, securing the Fund’s investments in event-linked bonds can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.

Borrowing Risk

The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Fund’s investment portfolio (which consists primarily of ILS) may limit the number of lenders willing to enter into a borrowing arrangement with the Fund, result in higher borrowing costs to the Fund, or less favorable terms under the arrangement because such securities are higher-risk instruments. As a result, the Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement. If so, the Fund may not meet its investment objectives. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk

The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage. Therefore, the Fund is subject to leveraging risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to

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a larger pool of assets than the Fund would otherwise have. This risk is enhanced for the Fund because it invests substantially all its assets in ILS. ILS can quickly lose all or much of their value if a trigger event occurs. Thus, to the extent assets subject to a trigger event are leveraged, the losses could substantially outweigh the Fund’s investment and result in significant losses to the Fund’s net asset value. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Derivative Investments Risk

The Fund may obtain event-linked exposure by investing in, among others, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies. Trigger events include hurricanes, earthquakes, weather-related phenomena and other criteria determined by independent parties. If a trigger event(s) occurs, the Fund may lose the swap’s notional amount. As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in ILS, including counterparty risk and leverage risk.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund Shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

Options Risk

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. Similarly, the Fund may close out a purchased option position by selling the option instead of holding until exercise. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a market clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of

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options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. There are significant differences between securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

Below Investment Grade Securities Risk

The Fund can invest without limit in ILS that are rated below investment grade, commonly called “junk bonds,” which are bonds rated below BBB- by S&P or Baa3 by Moody’s, or that have comparable ratings by another rating organization. The rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a trigger event will occur and result in a loss. The rating also assesses ILS credit risk and the model used to calculate the probability of the trigger event. The rating system for ILS is less developed than that of corporate bonds and continues to evolve as the market develops. There is no minimum rating on the bonds in which the Fund may invest. The Fund may also invest without limit in ILS that are unrated and are judged by the Adviser to be of below investment grade quality. Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe modeling firms: AIR Worldwide Corporation, EQECAT, Inc. and Risk Management Solutions, Inc. One or more of these modeling firms may be used by the Adviser as part of its investment process. These firms utilize different methodologies to evaluate the probability of various types of pre-defined trigger events. If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to an ILS that is not justified. Therefore, to the extent the Adviser relies on rating agency ratings to select securities for the Fund, the Fund may be exposed to greater risks. Additionally, because there are only three major independent catastrophe modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified.

Credit and Collateral Risk

ILS in which the Fund invests will be subject to credit risk. The principal invested in an ILS may be held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV. Typically, the collateral account is invested in high-quality U.S. government securities (i.e., U.S. Treasury bonds). However, in certain ILS, the collateral account may be invested in high-yielding, higher-risk securities. In such instances the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral account investments. Such non-payments and defaults may reduce the income to the Fund from the collateral account and negatively impact the value of Fund shares. In addition, the collateral will be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV, and therefore the Fund is dependent upon the manager to invest the collateral account proceeds appropriately. There is no guarantee that the value of the collateral in the collateral account will equal the principal amount of the security either upon the purchase, sale or maturity of the ILS.

Foreign Investing Risk

The Fund may invest in ILS issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of ILS issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist primarily of event-linked bonds and structured reinsurance investments which provide the Fund with contractual rights under the terms of the issuance. While the contractual rights of event-linked bonds and structured reinsurance investments issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign

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issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets.

Foreign Currency Risk

It is expected that a substantial portion of the Fund’s investments in ILS will be U.S. dollar denominated investments. To the extent the Fund invests in non-U.S. denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Equity Securities Risk

The Fund may at times invest in equity securities. The stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund Shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

Investment Company and Other Pooled Investment Vehicle Risk

Investment in investment companies and other pooled investment vehicles typically reflects the risks of the underlying portfolio investments of such investment company or other pooled investment vehicle. The Fund’s shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or other pooled investment vehicle. The price and movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs and closed-end funds may trade at a price below their net asset value (also known as a discount). Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act. Certain pooled investment vehicles do not have the protections applicable to other types of investments under U.S. federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs, closed-end funds or other pooled investment vehicles and such shares may be highly illiquid.

Non-Diversification Risk

The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more likely to become subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Tax Risk

In order for the Fund to qualify for treatment as a RIC under Subchapter M of Chapter 1 of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more

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detail in the SAI), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate U.S. federal income tax. The resulting U.S. federal corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.

The Fund intends to invest substantially in “event-linked” bonds, structured reinsurance investments, and other interests that are treated as equity in passive foreign investment companies (“PFICs”) for federal income tax purposes. The Fund generally intends to make a qualified electing fund (“QEF”) election with respect to each such PFIC, which would result in the Fund recognizing income and gain each year based on its allocable share of the income and gain recognized by the QEF, whether or not such amounts are distributed. The Fund will only be able to make a QEF election with respect to a PFIC, however, if that PFIC provides information about its income and gain to its investors each year. If the Fund is not able make a QEF election with respect to a PFIC, it will generally elect to “mark to market” shares that it holds in the PFIC at the end of each taxable year. By making this election, the Fund will recognize as ordinary income any increase in the value of those PFIC shares as of the close of the taxable year (subject to adjustments for deferral of losses from the taxable year) over their adjusted basis and as ordinary loss any decrease in that value unless the loss is required to be deferred. Gains realized with respect to PFICs that the Fund has elected to mark to market will be ordinary income. If the Fund realizes a loss with respect to such a PFIC, whether by virtue of selling all or part of the Fund’s interest in the PFIC or because of the “mark to market” adjustment described above, the loss will be ordinary to the extent of the excess of the sum of the mark-to-market gains over the mark-to-market losses previously recognized with respect to the PFIC. To the extent that the Fund’s mark-to-market loss with respect to a PFIC exceeds that limitation, the loss will effectively be taken into account in offsetting future mark-to-market gains from the PFIC, and any remaining loss will generally be deferred until the PFIC shares are sold, at which point the loss will be treated as a capital loss. Losses on shares of PFICs with respect to which no mark-to-market election is made will also generally be capital in character. Capital losses recognized by the Fund in a taxable year will generally be deductible only against capital gains recognized by the Fund in that year or in future years, but if the Fund does not generate sufficient capital gains from its investments, capital losses recognized by the Fund will generally not result in a reduction of taxable distributions to shareholders.

By making either a QEF or mark-to-market election with respect to a PFIC, the Fund may be required to recognize income (which generally must be distributed to shareholders) in excess of the distributions that it receives from that PFIC. In addition, if a sufficient portion of the voting interests in a foreign issuer are held by the Fund, individually or together with other U.S. persons, that issuer may be treated as a controlled foreign corporation with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. In any of these circumstances, the Fund may need to borrow money or to dispose of certain investments in order to make the distributions required for treatment as a RIC.

If neither a “mark to market” nor a QEF election is made with respect to an interest in a PFIC, the ownership of the PFIC interest may have significantly adverse tax consequences for the owner. In such a case, the Fund would be subject to an interest charge (at the rate applicable to tax underpayments) on the tax liability treated as having been deferred with respect to certain distributions and on gain from the disposition of the shares of a PFIC (collectively referred to as “excess distributions”), even if those excess distributions are paid by the Fund as a dividend to shareholders.

Prepayment or Call Risk

Many fixed income securities give the issuer the option to prepay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Fund holds a fixed income security

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that can be prepaid or called prior to its maturity date, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Fund also would be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was prepaid or called. In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

QIB Qualification Risk

The Fund may not have sufficient assets to be deemed a QIB for purposes of Rule 144A. The event-linked bonds and structured reinsurance investments in which the Fund seeks to invest substantially all of its assets are only available to QIBs. Shortly after commencing operations, the Fund may not immediately reach the $100 million asset level requirement to qualify as a QIB and purchase 144A securities. Additionally, investment losses or redemptions may cause the Fund’s assets to drop below $100 million. In the event the Fund does not qualify as a QIB, it will not be able to purchase additional event-linked bonds or structured reinsurance investments which may prevent the Fund from achieving its investment objective.

Subordinated Securities Risk

Certain SPVs in which the Fund invests may issue multiple tranches of interests to investors. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

U.S. Government Securities Risk

The Fund may invest in debt obligations issued or guaranteed by agencies, instrumentalities and sponsored enterprises of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks (“FHLB”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the issuing agency, instrumentality or enterprise.

U.S. Government securities historically have not involved the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. to “AA+” from “AAA.” Any further downgrades of the U.S. credit rating could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase the costs of all kinds of debt. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

Sector Focus Risk

Issuers of ILS are generally classified as belonging to the financial services sector; however, the Fund has no current intention to invest in banks or other issuers that may be commonly considered in the financial services

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sector. As a result of this categorization of ILS, the Fund may be subject to the risks of such focused investing. The industries within the financial services sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Non-U.S. financial services companies, including insurance companies, may be subject to different levels of regulation than that to which similar companies operating in the U.S. are subject.

Cash Management Risk

The value of the investments held by the Fund for cash management or temporary defensive purposes may be affected by changing interest rates and by changes in credit ratings of the investments. To the extent that the Fund has any uninvested cash, the Fund would be subject to risk with respect to the depository institution holding the cash. During such periods, it may be more difficult for the Fund to achieve its investment objective.

Securities Lending Risk

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Quantitative Model Risk

The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser’s quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Expense Risk

Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Repurchase Offers Risk

As described under “Periodic Repurchase Offers” below, the Fund is an “interval fund” and, in order to try to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV subject to approval of the Board and in all cases such

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repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund employed investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund at NAV during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline to the extent there is any delay between the repurchase request deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.

Anti-takeover Provisions

The Fund’s Declaration of Trust, together with any amendments thereto, includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status.

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The management of the Fund, including general supervision of the duties performed by the Adviser under the Advisory Agreement (as defined below), is the responsibility of the Board under the laws of the State of Delaware and the 1940 Act.

INVESTMENT ADVISER; ADVISORY AGREEMENT

Redmond Capital, a Delaware limited liability company, acts as the Fund’s investment adviser under an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser’s principal office is located at 101 East Lancaster Avenue, Suite 201, Wayne, PA 19087. Redmond Capital is a newly formed investment adviser, and as of [            ], 2015, Redmond Capital had no assets under management.

The Adviser is an indirect subsidiary of GeoVera Investment Group Ltd. (together with its affiliates, “GeoVera”). GeoVera is a provider of specialty residential property insurance products, with approximately 190 thousand customers in hurricane-exposed states such as Florida, Louisiana, Texas, Alabama, South Carolina and Hawaii, and earthquake-prone states such as California, Oregon and Washington. GeoVera is majority owned by Flexpoint Fund II (Cayman), L.P., an alternative investment vehicle formed as a Cayman Islands exempted limited partnership and ultimately under the control of Edwards Capital, LLC d/b/a Flexpoint Ford, LLC (“Flexpoint”), an Illinois limited liability company. Flexpoint is a private equity investment firm based in Chicago, Illinois.

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Under the general supervision of the Board, the Adviser will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which investments should be purchased, sold or exchanged, and will implement such determinations. The Adviser will furnish to the Fund investment advice and office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser will compensate all trustees and officers of the Fund who are members of the Adviser’s organization and who render investment services to the Fund, and will also compensate all other Adviser personnel who provide research and investment services to the Fund. The Fund may pay a portion of the salary of the chief compliance officer to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Advisory Agreement a fee in the amount of 1.75% of the average total assets of the Fund (including assets attributable to borrowings or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including organizational and offering expenses, but excluding interest, taxes, brokerage commissions, borrowing and other investment-related costs and fees, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business), to the extent that they exceed 1.99% per annum of the Fund’s average daily net assets. If the Fund incurs expenses excluded from the Expense Limitation Agreement, the Fund’s expense ratio could exceed that amount. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation as of the time of waiver to be exceeded. The Expense Limitation Agreement will remain in effect at least until [            ], 2018, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. See “Management of the Fund.” During periods in which the Fund is using leverage, the fees paid to Redmond Capital for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s total assets. A discussion regarding the basis for the approval of the Advisory Agreement will be available in the Fund’s first report to Shareholders.

Peter H. Vloedman is the portfolio manager of the Fund.

Peter H. Vloedman

Peter H. Vloedman, the portfolio manager of the Fund, has been a Managing Director of GeoVera Insurance Holdings, Inc. and President of Redmond Capital since January 2015. Prior to Redmond Capital, Mr. Vloedman provided consulting services to insurance, reinsurance and asset management companies from February 2013 to December 2014 and was the CEO of Anchor Risk Advisors, a boutique ILS investment manager, from September 2009 to December 2012. He was the Reinsurance Portfolio Manager for Magnetar Capital LLC and Chairman of its Bermuda-based reinsurer from its launch in 2006 until June 2009. Mr. Vloedman was also a senior reinsurance underwriter and portfolio manager at LaSalle Re Limited (Bermuda) and a reinsurance broker at Guy Carpenter & Co., Inc. Mr. Vloedman holds a MBA from Columbia Business School, a BS Marine Engineering from the U.S. Naval Academy, and a graduate-level qualification in nuclear engineering earned while serving as an officer in the U.S. Navy.

Additional Information Regarding Portfolio Manager

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund. The Statement of Additional Information is available free of charge by calling [(            )        -        ]. The information contained in, or that can be accessed through, the Fund’s website is not part of this prospectus or the Statement of Additional Information.

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Codes of Ethics

The Fund and the Adviser have adopted Codes of Ethics relating to personal securities transactions. The Codes of Ethics permit Adviser personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to the provisions of the Codes of Ethics and certain employees are also subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes of Ethics.

Control Persons

A control person is a person who beneficially owns more than 25% of the voting securities of a company. Redmond Capital is currently the sole shareholder of the Fund, and therefore a control person. However, it is anticipated that Redmond Capital will no longer be a control person once this offering is completed.

THE FUND’S SERVICE PROVIDERS

Custodian

MUFG Union Bank, N.A., with principal offices at 350 California Street, 6th Floor, San Francisco, California 94104, is the Fund’s custodian.

Transfer Agent

DST, located at 333 W. 11th Street, Kansas City, Missouri 64105, is the Fund’s transfer agent.

Administrator

AFS, located at 1209 Broadway, Suite 1100, Denver, CO 80203, is the Fund’s administrator and accounting agent.

Independent Registered Public Accounting Firm

[                             ], serves as the Fund’s Independent Registered Public Accounting Firm, and is registered with, and subject to regular inspection by, the Public Company Accounting Oversight Board.

Legal Counsel

Kirkland & Ellis LLP, located at 300 North LaSalle Street, Chicago, IL 60654, acts as legal counsel to the Fund in connection with the offering of Shares and will serve as counsel to the Fund.

Kirkland & Ellis LLP may rely as to certain matters of Delaware law on the opinion of Richards, Layton & Finger, PA.

SHAREHOLDER GUIDE

DISTRIBUTIONS

The Fund expects to declare and pay dividends of net investment income quarterly and net realized capital gains at least annually. Unless shareholders specify otherwise, dividends will be reinvested in Shares of the Fund.

PLAN OF DISTRIBUTION

ALPS, located at 1209 Broadway, Suite 1100, Denver, CO 80203, is the principal underwriter of the Shares. Shares may be purchased only through ALPS. ALPS acts as the distributor of Shares for the Fund on a best

35

efforts basis, subject to various conditions, pursuant to the terms of a distributor’s contract with the Fund. ALPS is not obligated to sell any specific amount of Shares of the Fund. ALPS will also act as agent for the Fund in connection with repurchases of shares.

Shares of the Fund will be continuously offered through ALPS, as the exclusive distributor. The Fund has authorized one or more intermediaries (e.g., brokers, investment advisers, etc. collectively “Intermediaries”) to receive orders on its behalf. Such Intermediaries are authorized to designate other Intermediaries to receive orders on the Fund’s behalf. The Fund will be deemed to have received an order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. The Shares will be offered at NAV per share calculated each regular business day.

The Fund and ALPS will have the sole right to accept orders to purchase Shares and reserve the right to reject any order in whole or in part.

Investors may be charged a fee if they effect transactions through an intermediary.

No market currently exists for the Fund’s Shares. The Fund does not currently intend to list its Shares for trading on any securities exchange, and does not anticipate that a secondary market will develop for its Shares. Neither the Adviser, nor ALPS, intends to make a market in the Fund’s Shares. The Shares are, therefore, not readily marketable. Even if such a market were to develop, shares of closed-end funds frequently trade at prices lower than their net asset value. Even though the Fund will make periodic repurchase offers to repurchase a portion of the Shares to provide some liquidity to shareholders, you should consider the Shares to be an illiquid investment. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Shares.

ALPS is not obligated to buy any of the Shares and does not intend to make a market in the Shares. To the extent consistent with applicable law, ALPS has agreed to indemnify the Fund and each Trustee and former Trustee against certain liabilities under the 1933 Act and in connection with the services rendered to the Fund.

HOW TO BUY SHARES

Shareholders who invest in the Fund through an Intermediary should contact their financial intermediary regarding purchase procedures. Shares generally are available for investment only by clients of registered investment advisors and a limited number of certain other Eligible Investors. All investments are subject to approval of the Adviser, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of Shares. Purchase through an Intermediary does not affect these eligibility requirements.

A purchase of Shares will be made at the NAV per share next determined following receipt of a purchase order in good order by the Fund, its authorized agent, its distributor’s authorized agent, or authorized Intermediary or the Intermediary’s authorized designee. The NAV will be determined on the last business day of each week and the last business day of each month (if the last business day of such month falls on a day other than the last business day of a week). A purchase order is in “good order” when the Fund, its distributor’s agent, an authorized Intermediary or, if applicable, an Intermediary’s authorized designee, receives all required information, including properly completed and signed documents. Once the Fund (or one of its authorized agents) accepts a purchase order, you may not cancel or revoke it. The Fund reserves the right to cancel any purchase order it receives if the Fund believes that it is in the best interest of the Fund’s shareholders to do so.

Clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

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Shares are offered to the following groups of investors (“Eligible Investors”):

1.	RIAs acting in a fiduciary capacity on behalf of their clients;

2.	Clients of such RIAs;

3.	Certain institutional investors;

4.	Tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans;

5.	Certain other Eligible Investors as approved from time to time by the Adviser. Eligible Investors include employees, former employees, shareholders, members and directors of the Adviser and the Fund or each of their affiliates, and friends and family members of such persons; and

6.	Investment professionals or other financial intermediaries investing for their own accounts, and their immediate family members.

Some Intermediaries may impose different or additional eligibility requirements. The Adviser has the discretion to further modify or waive their eligibility requirements.

The Fund reserves the right to refuse any request to purchase Shares. The Shares are subject to the investment minimums described below.

Investment Minimums

The minimum initial account size is $3 million. This minimum investment requirement may be modified or reduced as follows:

•	For eligibility groups 4, 5 and 6 described above under, there will be no minimum investment requirement. Investment minimums may be waived by the Board or pursuant to procedures adopted by the Board. Investment minimums may be waived by the Adviser to the extent the Adviser determines such a waiver is in the best interests of the Fund.

Other Policies

No Certificates

The issuance of Shares is recorded electronically on the books of the Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of Shares of the Fund you own. You can rely on these statements in lieu of certificates. The Fund does not issue certificates representing Shares of the Fund.

Frozen Accounts

The Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Customer Identification Program

Although the Fund is generally open only to investments by registered investment advisers and institutional investors, certain individuals are also permitted to invest. This Customer Identification Program applies to such individuals. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected

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terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account on behalf of a natural person unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional Shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity is not verified.

Electronic Delivery

Electronic Delivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Fund online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish electronic delivery, call [(            )        -        ] or visit [                    ].

INITIAL OFFERING PERIOD

The Fund expects to close to new investors upon completion of the initial offering period and only the reinvestment of dividends by existing investors will be permitted upon completion of the initial offering period. Thereafter, the Fund generally expects to re-open to investors and accept orders to purchase Shares on a quarterly basis. However, the Fund’s ability to accept offers to purchase Shares after the initial offering period may be limited, including during periods when, in the judgment of Redmond Capital, appropriate investments for the Fund are not available.

PERIODIC REPURCHASE OFFERS

The Fund is a closed-end “interval” fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of your shares, makes periodic offers to repurchase shares. Except as permitted by the Fund’s interval structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, which may take a number of years to complete if repurchase offers are oversubscribed.

The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Shares at NAV on a regular schedule. Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding shares, for each repurchase offer, the Fund, subject to applicable law, will conduct quarterly

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repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV subject to approval of the Board and in all cases such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding Shares at NAV.

The schedule requires the Fund to make repurchase offers every three months. The Fund expects the initial offering of Shares to terminate on or about [            ] (or such earlier or later date as the Adviser may determine in its discretion) and the first repurchase offer to be issued the later of [            ] or a date three months following the date upon which the initial offering of Shares terminates.

Repurchase Dates

Quarterly repurchase offers occur in the months of February, May, August and November. As discussed below, the date on which the repurchase price for Shares is determined will be generally on or about the 15th day of the following month, but shall occur no later than the 14th day after the repurchase request deadline (or the next business day, if the 14th day is not a business day).

Repurchase Request Deadline

The date by which shareholders wishing to tender Shares for repurchase must respond to the repurchase offer, typically falls approximately seven days before the Repurchase Date.

When a repurchase offer commences, the Fund sends, at least 21 calendar days before the repurchase request deadline, written notice to each shareholder setting forth, among other things:

•	The percentage of outstanding Shares that the Fund is offering to repurchase and how the Fund will purchase Shares on a pro rata basis if the offer is oversubscribed.

•	The date on which a shareholder’s repurchase request is due (the repurchase deadline).

•	The date that will be used to determine the Fund’s NAV applicable to the repurchase offer (the “repurchase date”). See “Repurchase Date” above.

•	The date by which the Fund will pay to shareholders the proceeds from their Shares accepted for repurchase.

•	The NAV of the Shares as of a date no more than seven days before the date of the written notice and the means by which shareholders may ascertain the NAV.

•	The procedures by which shareholders may tender their Shares and the right of shareholders to withdraw or modify their tenders before the repurchase request deadline.

•	The circumstances in which the Fund may suspend or postpone the repurchase offer.

This notice may be included in a shareholder report or other Fund document. The repurchase request deadline will be strictly observed. If a shareholder fails to submit a repurchase request in good order by the repurchase request deadline, the shareholder will be unable to liquidate Shares until a subsequent repurchase offer, and will have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the repurchase request deadline.

Determination of Repurchase Price and Payment for Shares

The date on which the repurchase price for Shares is determined will be generally on or about the 15th day of the month that follows the repurchase offer (the “repurchase pricing date”), but shall occur no later than the 14th day after the repurchase request deadline (or the next business day, if the 14th day is not a business day). The Fund expects to distribute payment to shareholders between one and three business days after the repurchase pricing date and will distribute such payment no later than seven (7) calendar days after such date. The Fund’s NAV per

39

share may change materially between the date a repurchase offer is mailed and the repurchase request deadline, and it may also change materially between the repurchase request deadline and repurchase pricing date. The method by which the Fund calculates NAV is discussed below under “Determination of NAV.” During the period an offer to repurchase is open, shareholders may obtain the current NAV by calling the Fund’s transfer agent at [(            )        -        ].

The Fund does not currently charge a repurchase fee. However, the Fund may charge a repurchase fee of up to 2%, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase (such as bid to ask spreads) incurred by the Fund, directly or indirectly, as a result of repurchasing shares, thus allocating estimated transaction costs to the shareholder whose Shares are being repurchased. The Fund may introduce, or modify the amount of, a repurchase fee at any time. The Fund may also waive or reduce the repurchase fee if the Adviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

Suspension or Postponement of Repurchase Offers

The Fund may suspend or postpone a repurchase offer in limited circumstances set forth in Rule 23c-3 under the 1940 Act, as described below, but only with the approval of a majority of the Board, including a majority of Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act.

The Fund may suspend or postpone a repurchase offer only: (1) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (2) if making or effecting the repurchase offer would cause the Shares that are subject to the offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association; (3) for any period during which the New York Stock Exchange (“NYSE”) or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (4) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (5) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

Oversubscribed Repurchase Offers

There is no minimum number of Shares that must be tendered before the Fund will honor repurchase requests. However, the Board sets for each repurchase offer a maximum percentage of Shares that may be repurchased by the Fund. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional Shares up to a maximum amount of 2% of the outstanding Shares of the Fund. If the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis based on the number of Shares tendered.

If any Shares that you wish to tender to the Fund are not repurchased because of proration, you will have to wait until the next repurchase offer and resubmit a new repurchase request, and your repurchase request will not be given any priority over other shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to have repurchased in a given repurchase offer or in any subsequent repurchase offer. In anticipation of the possibility of proration, some shareholders may tender more Shares than they wish to have repurchased in a particular quarter, increasing the likelihood of proration.

There is no assurance that you will be able to tender your Shares when or in the amount that you desire.

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Consequences of Repurchase Offers

From the time the Fund distributes or publishes each repurchase offer notification until the repurchase pricing date for that offer, the Fund must maintain liquid assets at least equal to the percentage of its Shares subject to the repurchase offer. For this purpose, “liquid assets” means assets that may be sold or otherwise disposed of in the ordinary course of business, at approximately the price at which the Fund values them, within the period between the repurchase request deadline and the repurchase payment date, or which mature by the repurchase payment date. The Fund is also permitted to borrow up to the maximum extent permitted under the 1940 Act to meet repurchase requests.

If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional Shares so as to mitigate these effects.

These and other possible risks associated with the Fund’s repurchase offers are described under “Risk Considerations—Repurchase Offers Risk” above. In addition, the repurchase of Shares by the Fund will be a taxable event to shareholders, potentially even to those shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “Federal Income Tax Matters” below.

SERVICES AGREEMENT

The Fund has entered into a services agreement under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. These financial industry professionals may provide varying investment products, programs, platforms and accounts, through which investors may purchase, redeem and exchange Shares of the Funds. Shareholder servicing arrangements may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the services agreement, the Fund may incur expenses on an annual basis equal to 0.05% of its average daily net assets.

MARKETING AGREEMENT

The Adviser has entered into a marketing agreement with GrandFund Investment Group, LLC through its branch office Dakota Funds Group, LLC (the “Dakota”). Dakota will receive from the Adviser an annual retainer on a quarterly basis. Dakota also receives a fee based on a percentage of the Adviser’s investment advisory fee related to shareholders introduced to the Fund by Dakota.

PAYMENTS TO FINANCIAL FIRMS

The Fund or the Adviser also may enter into agreements with certain Intermediaries under which the Fund makes payments to the intermediaries in recognition of the avoided transfer agency costs to the Fund associated with the Intermediaries’ maintenance of customer accounts or in recognition of the services provided by Intermediaries through fund platforms. Payments made by the Fund or the Adviser under such agreements are generally based on either (1) a percentage of the average daily net asset value of the customer Shares serviced by the intermediary, up to a set maximum, or (2) a per account fee assessed against each account serviced by such intermediary, up to a set maximum. These payments are in addition to other payments described in this prospectus such as the Services Agreement. Investors who invest through financial firms are subject to the eligibility requirements set out herein.

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NET ASSET VALUE

The NAV of the Fund’s Shares is determined by dividing the total value of the Fund’s portfolio investments, plus cash and other assets attributable, less any liabilities (including accrued expenses or dividends), by the total number of Shares outstanding. The Fund’s Shares are valued as of a particular time (the “Valuation Time”) on the last day of each week and last day of each month (if different) that the New York Stock Exchange is open for business as of the close of the regular trading session on the New York Stock Exchange. The Fund reserves the right to calculate the net asset value more frequently if deemed desirable. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The Board has approved procedures pursuant to which the Fund will value its Investments. In accordance with these procedures, AFS values the Fund’s investments for which market quotations are readily available at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers, brokers, data delivery vendors, or pricing services. To the extent the Fund invests in open-end management companies that are registered under the 1940 Act, the Fund’s NAV will be calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing (as defined below) and its effects. Please see “Computation of Net Asset Value” in the SAI for more information.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (“fair value pricing”). In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) has the responsibility for overseeing the implementation of the Fund’s valuation procedures and fair value determinations made on behalf of the Board. For purposes of determining Fair Value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Fund believes to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Fund’s NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

In the event that the Fund’s assets are mispriced, investors could lose money upon repurchase (because the value of the Shares sold is worth more due to the mispricing) or could pay too much for Shares purchased (because the Fund overvalued the Shares due to the mispricing). Mispricing may arise, for example, due to the fact that the pricing service may rely upon indicative quotes which may differ from actual sale price achieved due to variations in time and transaction size.

It is expected that a substantial portion of the Fund’s investments will be U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days

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when Fund Shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed1, and the NAV of the Fund’s Shares may change on days when an investor is not able to purchase shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

FEDERAL INCOME TAX MATTERS

The following discussion of the U.S. federal income tax consequences of investment in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of the preparation of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders (such as the 3.8% “Medicare” tax on certain investment income, U.S. federal estate and gift tax laws, and U.S. state taxation, among others). Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of Chapter 1 of the Code. To qualify, the Fund must meet certain income, asset diversification and distribution requirements. As a RIC, the Fund generally will not be subject to federal income or excise taxes on ordinary income and capital gains distributed to shareholders within applicable time limits. However, the Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you and other shareholders. In general, if the Fund fails to distribute at least 98.0% of its ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending October 31 of such year (or later if the Fund is permitted to elect and so elects), it will be subject to a non-deductible 4.0% excise tax on the underdistributed amount.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distribution of net gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

The maximum long-term capital gain rate is 20% for individuals with annual taxable income of at least $400,000 ($450,000 if married filing jointly) and 15% otherwise. Distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided that certain holding period and other requirements are met at both the shareholder and Fund level.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Distributions are taxable to you even if they are paid from income or gains earned before your investment (and thus were included in the price you paid for your shares). In general, you will be taxed on the distributions you

[1]	The NYSE is open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas.

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receive from the Fund, whether you receive them as additional Shares or in cash. Any gain resulting from the sale or exchange of your Shares in the Fund will generally be subject to tax.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. However, the Fund may be able to pass through to you a deduction or credit for such foreign taxes, as further described in the SAI.

In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount or character of the Fund’s distributions.

The Fund intends to invest substantially in “event-linked” bonds, which are typically treated as equity in PFICs for federal income tax purposes. Investments by the Fund in a PFIC could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may make elections to avoid the imposition of such taxes. The Fund generally intends to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Fund will only be able to make a QEF election with respect to a PFIC, however, if that PFIC provides information about its income and gain to its investors each year. If the Fund is not able to make a QEF election with respect to a PFIC, it will generally elect to mark the gains (and to a limited extent losses) in the PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income by the Fund (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. In addition, if a sufficient portion of the voting interests in a foreign issuer are held by the Fund, individually or together with other U.S. persons, that issuer may be treated as a controlled foreign corporation with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. In any of these situations, the Fund may need to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. In addition, to the extent that the Fund’s mark-to-market loss with respect to a PFIC exceeds its prior inclusions, the loss will effectively be taken into account in offsetting future mark-to-market gains from the PFIC, and any remaining loss will generally be deferred until the PFIC shares are sold, at which point the loss will be treated as a capital loss. Losses on shares of PFICs with respect to which no mark-to-market election is made will also generally be capital in character. Such capital losses will generally be deductible only against capital gains recognized by the Fund in that year or in future years, but if the Fund does not generate sufficient capital gains from its investments, capital losses recognized by the Fund will generally not result in a reduction of taxable distributions to shareholders. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

In general, dividends (other than capital gain dividends) paid by the Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). In addition, under the Foreign Account Tax Compliance Act (“FACTA”), withholding may be imposed on ordinary dividends paid by the Fund, as well as capital gain distributions, redemptions and proceeds from sales of Fund shares paid on or after January 1, 2017 payable to certain shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides a valid IRS Form W-9 or W-8, respectively. See the SAI for further discussion of potential FACTA considerations.

By February 15 of each year, we will send you a statement showing the tax status of your dividends and distributions for the prior year.

Repurchase of Shares. The repurchase of Fund Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss will generally be treated as short-term capital

44

gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund Shares will be disallowed if other substantially identical Shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

A repurchase by the Fund of its Shares from a shareholder (see “Periodic Repurchase Offers” above) generally will be treated as a sale of the Shares by a shareholder provided that after the repurchase the shareholder does not own, either directly or by attribution under Section 318 of the Code, any shares. If, after a repurchase a shareholder continues to own, directly or by attribution, any shares, it is possible that any amounts received by such shareholder in the repurchase will be taxable as a dividend to such shareholder, and there is a risk that shareholders who do not have any of their Shares repurchased would be treated as having received a dividend distribution as a result of their proportionate increase in the ownership of the Fund. Use of the Fund’s cash to repurchase Shares could adversely affect the Fund’s ability to satisfy the distribution requirements for qualification as a regulated investment company. The Fund could also recognize income in connection with the liquidation of portfolio securities to fund share repurchases. Any such income would be taken into account in determining whether the distribution requirements were satisfied.

The discussion above is very general. Please consult your tax adviser about the effect that an investment in the Fund could have on your own tax situation, including possible foreign, federal, state, or local tax consequences, or about any other tax questions you may have.

DIVIDEND REINVESTMENT PLAN

It is the Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any. Unless you elect to receive your distributions in cash, your ordinary income and capital gain distributions will be reinvested in additional Shares of the same share class of the Fund at NAV calculated as of the payment date. The Fund will pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAV of the Fund will be reduced by the amount of the payment.

Dividends and capital gains distributions are automatically reinvested, unless otherwise noted. You may notify the transfer agent in writing to:

•	Choose to receive dividends or distributions (or both) in cash; or

•	Change the way you currently receive distributions.

Your taxable income is the same regardless of which option you choose. For further information about dividend reinvestment, contact the transfer agent by telephone at [(            )        -        ].

DESCRIPTION OF THE FUND

The Fund is a statutory trust established under the laws of State of Delaware by the filing of a Certificate of Trust with the Secretary of State of the State of Delaware on March 6, 2015. The Declaration of Trust authorizes the issuance of an unlimited number of common shares of beneficial interest, par value $0.001 per share. All Shares have equal rights to the payment of distributions and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable by the Fund, except to the extent provided in the Declaration of Trust and will have no pre-emptive rights or rights to cumulative voting. Shares will not have conversion rights unless specifically provided for by the Board.

Shareholders are entitled to share equally distributions declared by the Board payable to holders of Shares and in the net assets of the Fund available for distribution to holders of Shares upon liquidation after payment of the preferential amounts payable to holders of any outstanding preferred shares.

45

Each shareholder shall have the same limitations of personal liability extended to stockholders of private corporations for profit incorporated under the Delaware General Corporation Law.

Upon liquidation of the Fund, after paying or adequately providing for the payment of all claims and obligations of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Shares.

The Board may classify or reclassify any issued or unissued Shares of the Fund into shares of any class, including, without limitation, by re-designating such Shares or by setting or changing in any one or more respects, from time to time, the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications, or terms or conditions of repurchase of such Shares. Any such classification or reclassification will comply with the provisions of the Declaration of Trust and the 1940 Act.

Anti-Takeover Provisions. The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office with or without cause by the affirmative vote of the shareholders of two thirds (2/3) of the Shares or with cause, by the action of two thirds (2/3) of the remaining Trustees. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

REPORTS TO SHAREHOLDERS

The Fund will send to Common Shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

ADDITIONAL INFORMATION

The prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations. The Statement of Additional Information can be obtained without charge by calling [(            )        -        ].

Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this prospectus forms a part, each such statement being qualified in all respects by such reference.

46

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Investment Objective, Strategies and Risks	3
Investment Restrictions	33
Management Of The Fund	35
Investment Advisory and Other Services	39
Other Service Providers	42
Purchase and Redemption of Shares	43
Net Asset Value	44
Portfolio Transactions And Brokerage	45
Tax Status	47
Description of the Fund	55
Additional Information	56
Report of Independent Registered Public Accounting Firm	56
Financial Statements	57
Appendix A Securities Ratings	A-1
Appendix B Proxy Voting Policies and Procedures	B-1

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                     Shares

Redmond Reinsurance Investment Interval Fund

Common Shares

$10 per Share

PROSPECTUS

[                ], 2015

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED [                ], 2015

REDMOND REINSURANCE INVESTMENT INTERVAL FUND

STATEMENT OF ADDITIONAL INFORMATION

[                ], 2015

Redmond Reinsurance Investment Interval Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company with no operating history.

This Statement of Additional Information (“SAI”), which is not a prospectus, does not include all information that a prospective investor should consider before purchasing common shares of Fund (“Shares”), and investors should obtain and read the Fund’s prospectus prior to purchasing such Shares. A copy of the prospectus dated [                ], 2015 may be obtained without charge by calling [(    )             -            ]. You also may obtain a copy of the prospectus on the Securities and Exchange Commission’s website (http://www.sec.gov). Capitalized terms used but not defined in this SAI have the meaning ascribed to them in the Fund’s prospectus.

This Statement of Additional Information is dated [                ], 2015

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The Fund is a newly organized, non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is structured as an “interval fund.” The Fund was organized as a Delaware statutory trust pursuant to a Certificate of Trust filed with the Secretary of State of the State of Delaware on March 6, 2015.

Investment Objective

The Fund’s investment objective is total return. There can be no assurance that the Fund will achieve its investment objective.

Investment Strategies and Risks

The following is a description of the various investment practices that may be engaged in, whether as primary or secondary strategies, and a summary of certain associated risks. Redmond Capital Management, LLC (“Redmond Capital” or the “Adviser”) may not purchase any instruments or use any of the techniques discussed in the Fund’s prospectus or this SAI unless it reasonably believes that doing so will further the Fund’s investment objective.

Insurance-Linked Securities (“ILS”). The Fund intends to invest substantially all of its assets in ILS, including event-linked bonds (also known as catastrophe or CAT bonds); structured reinsurance investments, including but not limited to quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments and event-linked swaps; interests in pooled investment vehicles, including registered investment companies, that invest primarily in reinsurance-related securities; securities of companies in the insurance or reinsurance industries; and other insurance- and reinsurance-related securities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in ILS.

In implementing the Fund’s investment strategy, Redmond Capital will seek to limit the Fund’s exposure to any single catastrophic event by investing in ILS tied to a varied group of available perils and geographic regions. Further, within each region and peril, Redmond Capital seeks to hold a balance of exposures to underlying insurance and reinsurance carriers, trigger types, and lines of business. Redmond Capital will continue to monitor the risk of the Fund’s investments on a regular basis. The Fund may have exposure to events in foreign countries, including emerging markets.

Much of the ILS in which the Fund invest may be issued by non-U.S. issuers. As a result, the Fund may invest substantially in securities issued by foreign sovereigns or by U.S. or foreign entities that are corporations, partnerships, trusts or other types of business entities.

Under normal circumstances, the Fund intends to invest substantially all its assets in ILS, but retains the flexibility to invest at times in other securities, including U.S. Government securities, cash and cash equivalents.

The reinsurance market is highly cyclical, with coverage being written at the beginning of the year and midyear for coverage for the following 12 months. The pricing of reinsurance is also highly cyclical as premiums for reinsurance coverage are driven, in large part, by insurers’ recent loss experience.

Bankruptcy remote special purpose vehicles (“SPVs”) and similar structures are often used for ILS structures, making it unlikely that the Fund could lose its investment if the designated trigger event(s) do not occur. There is no guarantee that ILS in which the Fund invests will be structured in such a way or that a court would uphold the intended bankruptcy remote characterization of the structure. If this were to occur, or if ILS are structured in a different way in the future, it is possible that the Fund could lose its entire investment in an ILS event though a designated trigger event(s) has not occurred.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds, which sometimes are referred to as “insurance-linked,” “catastrophe” or “CAT” bonds. Event-linked bonds are typically floating rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s), such as an earthquake or hurricane of a particular intensity. The Fund may invest in event-linked bonds in one or more of three primary ways: the Fund may purchase event-linked bonds when initially offered; the Fund may purchase event-linked bonds in the secondary, over-the-counter market; or the Fund may gain indirect exposure to event-linked bonds using derivatives, such as event-linked swaps. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events.

Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other U.S. or non-U.S. entities. Event-linked bonds are often rated by at least one nationally recognized statistical rating organization (“NRSRO”), but also may be unrated. The rating for an event-linked bond primarily reflects the rating agency’s calculated probability that a trigger event will occur. This rating also assesses the event-linked bond’s credit risk and the model used to calculate the probability of a trigger event.

Trigger events can include natural events (e.g., hurricanes, earthquakes and weather-related phenomena) and non-natural events (e.g., large aviation or marine events). Trigger events are typically defined by three criteria: the occurrence of a pre-defined event; a geographic area in which the event must occur; and the exceedance of a threshold of economic or physical loss by a company or industry sector, physical parameters that define the event (such as earthquake magnitude or hurricane wind speed), or modeled values based on a combination of the preceding factors. In order for a trigger event to be deemed to have occurred, in most cases, each of the three criteria must be satisfied while the bond is outstanding.

The Fund may invest in other types of event-linked bonds where the trigger event may be based on company-wide losses (“indemnity triggers”), index-based losses (“index triggers”) or a combination of triggers (“hybrid triggers”).

Indemnity triggers. Indemnity triggers are typically based on losses of the insurance company or other entity issuing the event-linked bond. The trigger event would be considered to have occurred if a company’s losses on catastrophic insurance claims exceeded a certain aggregate amount. If the company’s losses were less than the pre-determined aggregate amount, the trigger event would not be considered to have occurred and the Fund would be entitled to recover its principal plus any accrued but unpaid interest. Indemnity triggers require investors and rating agencies to understand the risks of the insurance and reinsurance policies underwritten by the company, which may be difficult to obtain and assess, particularly in the case of complex commercial insurance and reinsurance policies. In addition, event-linked bond investors are dependent upon the company’s ability to settle catastrophe claims in a manner that would not be disadvantageous to investors’ interests.

Index triggers. Index triggers typically use one of three broad approaches: parametric, industry loss or modeled loss. Index triggers generally use pre-defined formulas to calculate principal loss, which minimizes risks relating to an individual company’s insurance claims-handling practices and other company-specific business practices. Index triggers do expose the investor to other risks such as delay in or failure to report index values accurately or on a timely basis.

Parametric. Parametric index triggers are based upon the occurrence of a catastrophic event in a certain geographic location with pre-defined physical characteristics, such as earthquake magnitude or hurricane wind speed.

Industry loss. Industry loss index triggers are often based upon the estimated loss from a catastrophic event for the insurance industry as a whole or for a specific subsector. Estimates are derived from a third-party reporting service, such as Property Claim Services or PERILS.

Modeled loss. Modeled loss index triggers typically take the physical parameters that define a catastrophic event (such as geographic location and intensity) and apply them to a pre-defined portfolio of notional risks using a third-party catastrophe model to calculate an index value that approximates the damage caused by the event.

Hybrid triggers. Hybrid triggers use more than one trigger type to determine the potential principal reduction of an event-linked bond. For example, a hybrid trigger could require the occurrence of both a U.S. hurricane and a Japanese earthquake, each with different trigger values, within a given time period in order for principal reduction to occur. Another example of a hybrid trigger would be for a U.S. hurricane to occur with winds that exceeded a certain value in a given geographic location (a parametric trigger) that also caused U.S. insured property losses to exceed a certain value (an industry loss trigger) before an event-linked bond could start losing principal.

The Fund has no limit as to the types of events, geographic areas or thresholds of loss referenced by event-linked bonds in which it can invest. Generally, the event is either a natural or non-natural peril of a kind that results in significant physical or economic loss. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires and floods. Non-natural perils include disasters resulting from human activity such as commercial and industrial accidents or business interruptions.

Event-linked bonds are typically rated by at least one NRSRO, but also may be unrated. Although each rating agency utilizes its own general guidelines and methodology to evaluate the risks of an event-linked bond, the average rating in the current market for event-linked bonds is “BB” by Standard &Poor’s Rating Services (“S&P”) (or the equivalent rating for another rating agency). However, there are event-linked bonds rated higher or lower than “BB.”

The Fund’s investments in event-linked bonds generally will be rated B, BB or BBB at the time of purchase, although the Fund may invest in event-linked bonds rated higher or lower than these ratings, as well as event-linked bonds that are unrated. The rating for an event-linked bond primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. This rating also assesses the bond’s credit risk and model used to calculate the probability of the trigger event.

Event-linked bonds typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the Securities and Exchange Commission (“SEC”) or any state securities commission and are not listed on any national securities exchange. The amount of publicly information available with respect to event-linked bonds is generally less extensive than that available for issuers of registered or exchange listed securities. Event-linked bonds may be subject to the risks of adverse regulatory or jurisdictional determinations. There can be no assurance that future regulatory determinations will not adversely affect the overall market for event-linked bonds.

Event-linked Swaps. The Fund may obtain event-linked exposure by investing in event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies. Trigger events may include hurricanes, earthquakes and weather-related phenomena. If a trigger event occurs, the Fund may lose the swap’s notional amount. As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in event-linked bonds, including counterparty risk and leverage risk.

Structured Reinsurance Investments. The Fund may invest in SPVs or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, including but not limited to quota share instruments (sometimes referred to as “reinsurance sidecars”), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, sometimes known as collateralized reinsurance. Quota share instruments and other structured reinsurance investments generally will be considered illiquid securities by the Fund. The Fund may invest substantially in illiquid securities. Structured reinsurance investments developed along with event-linked bonds as a mechanism to facilitate risk-transfer from insurance markets to capital markets investors. These instruments are typically more customizable but less liquid investments than event-linked bonds. Like some event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Where the instruments are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the underlying insurance policies and therefore must rely upon the risk assessment and underwriting practices of the (re)insurance company counterparty. The instruments typically mature in one year.

The Fund may invest indirectly in reinsurance contracts, by holding notes or preferred shares issued by a SPV whose performance is tied to an underlying reinsurance transaction, including structured reinsurance investments such as quota share instruments. Quota share instruments are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio of catastrophe-oriented policies, according to a pre-defined percentage. For example, under a 10% quota share agreement, the SPV would be entitled to 10% of all premiums associated with a defined portfolio and be responsible for 10% of all related claims.

Collateralized reinsurance investments are privately structured securities or derivatives utilized to gain exposure to the reinsurance market. Collateralized reinsurance involves an SPV entering into a reinsurance arrangement that is then collateralized by invested capital and premiums related to the insurance coverage. The collateral is designed to cover in full the potential claims that could arise from the underlying reinsurance contract.

Structured reinsurance investments may include event-linked swaps such as industry loss warranties (“ILWs”). ILWs are insurance-linked securities used to finance peak, non-recurrent insurance risks, such as hurricanes, tropical storms and earthquakes. ILWs feature an industry loss index trigger, and, in some cases, a dual trigger design that includes a protection buyer indemnity trigger. A traditional ILW takes the form of a bilateral reinsurance contract, but there are also index products that take the form of derivatives, collateralized structures or exchange traded instruments. An event-linked swap may also use any of the trigger mechanisms discussed in event-linked bonds. The common feature among these forms is that the principal reduction mechanism is based on an index trigger.

Longevity and Mortality Bonds. The Fund may invest in both longevity bonds and mortality bonds, which may be fixed-income or floating rate securities, typically issued by SPVs created by life insurance companies, annuity providers and pension obligors, to hedge “longevity risk” and “mortality risk,” respectively, faced by those entities.

Longevity risk is the risk that members of a reference population will live longer, on average, than anticipated. Mortality risk is the risk that members of a reference population will live shorter, on average, than anticipated. Such risks are among the most significant faced by life insurers, annuity providers and pension funds because changes in longevity or mortality rates can significantly affect the liabilities and cash needs of those entities. The terms of a longevity bond typically provide that the investor in the bond will receive less than the bond’s par amount at maturity if the actual average longevity (life span) of a specified population of people observed over a specified period of time (typically measured by a longevity index) is higher than a specified level. If longevity is higher than expected, the bond will return less than its par amount at maturity, and could return no principal at maturity. Other types of longevity bonds may provide that if the actual average longevity of two separate populations of people observed over a specified period of time diverge by more than a specified amount, the bonds will pay less than their par amount at maturity. A mortality bond, in contrast to a longevity bond, typically provides that the investor in the bond will receive less than the bond’s par amount at maturity if the mortality rate of a specified population of people observed over a specified period of time (typically measured by a mortality index) is higher than a specified level. Some mortality bonds, often referred to as “extreme mortality bonds” contain remote event triggers, which provide that the bonds will lose principal only if the mortality rate of the specified population is substantially higher than the expected level (for example, in the event of a flu pandemic or terrorist attack).

During their term, both longevity bonds and mortality bonds typically pay a floating rate of interest to investors. Longevity bonds and mortality bonds purchased by the Fund involve the risk that the Adviser may incorrectly predict the actual level of longevity or mortality, as applicable, for the reference population of people, and the Fund will lose all or a portion of the amount of their investment in the bond. With respect to mortality bonds held by the Fund, there is also the risk that an epidemic or other catastrophic event could strike the reference population, resulting in mortality rates exceeding expectations and in the Fund losing all or a portion of its investment in the bond.

Borrowing Risk. The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The Fund’s investment portfolio (which consists primarily of ILS) may limit the number of lenders willing to enter into a borrowing arrangement with the Fund, result in higher borrowing costs to the Fund, or less favorable terms under the arrangement because such securities are higher-risk instruments. As a result, the Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement. If so, the Fund may not meet its investment objectives. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage. Therefore, the Fund is subject to leveraging risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. This risk is enhanced for the Fund because it invests substantially all its assets in ILS. ILS can quickly lose all or much of their value if a trigger event occurs. Thus, to the extent assets subject to a trigger event are leveraged, the losses could substantially outweigh the Fund’s investment and result in significant losses to the Fund’s net asset value. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Other Debt Investments. As part of its regular investment program, the Fund can invest in debt instruments other than event-linked bonds. The Fund may invest in debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or, if unrated, determined by the Adviser, to be of comparable quality. The Fund has no limits as to the maturity of debt securities in which the Fund invests or as to the market capitalization range of the issuers.

Corporate Debt Obligations. The Fund can purchase debt obligations, such as bonds, debentures, notes and preferred stock issued by U.S. and foreign corporations, partnerships or other business entities. Debt securities purchased by the Fund may be subordinate to other liabilities of the issuer. If a borrower becomes insolvent, the borrower’s assets may be insufficient to meet its obligations to the holders of its subordinated debt.

Fixed Income Securities. In addition to corporate debt obligations such as bonds, debentures, and notes, fixed income securities also include preferred, preference and convertible securities. Preference stocks are stocks that have many of the characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks.

Certain securities may permit the issuer to “call,” or redeem, the securities at its sole option. If an issuer were to redeem the securities during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities that were redeemed.

Certain securities may have a demand feature allowing the holder to redeem the bonds at specified times. These securities are more defensive than conventional long-term securities, while providing greater opportunity than comparable intermediate term securities, since they may be retained if interest rates decline. Acquiring these kinds of securities provides the contractual right to require the issuer of the securities to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the security, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer-term investment of funds.

The rate of interest on fixed income securities may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some fixed income securities may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Subordinated Securities. The Fund may invest in ILS and other types of fixed income securities which are subordinated or “junior” to more senior securities of the issuer, or which represent interests in pools of such subordinated or junior securities. Such securities may include so-called “high-yield” or “junk” bonds (i.e., bonds that are rated below investment grade by a rating agency or that are of equivalent quality) and preferred stock. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). As a result, subordinated or junior securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer.

Structured Securities. The Fund may invest in ILS and other types of structured securities. The value of the principal and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the Reference. The terms of the structured securities may provide in certain circumstances that no principal is due at maturity and therefore may result in a loss of the Fund’s investment. Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference. Structured securities are a type of derivative instrument and the payment and credit qualities from these securities derive from the assets embedded in the structure from which they are issued. Structured securities may entail a greater degree of risk than other types of fixed income securities.

U.S. Government Securities. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which may consist of: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, such as U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the separate trading of registered interest and principal securities program (i.e., “STRIPS”), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed MBS, some of which are backed by the full faith and credit of the U.S. Government, some of which are supported by the right of the issuer to borrow from the U.S. Government, and some of which are backed only by the credit of the issuer itself.

The Fund may invest in debt obligations issued or guaranteed by agencies, instrumentalities and sponsored enterprises of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and mortgage-related securities guaranteed by the Government National Mortgage Association

(“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks (“FHLB”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the issuing agency, instrumentality or enterprise.

U.S. Government securities historically have not involved the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. to “AA+” from “AAA.” Any further downgrades of the U.S. credit rating could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase the costs of all kinds of debt. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

Zero-Coupon U.S. Government Securities. The Fund may invest in zero-coupon U.S. Government securities. Zero-coupon securities are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the U.S. Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero-coupon security, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero-coupon securities are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero-coupon securities created as collateralized obligations are similar to those created through the U.S. Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired.

The Fund’s investment in zero-coupon securities may cause the Fund to recognize income and make distributions or allocations to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.

Other Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest securities, and “stripped” securities of U.S. and foreign corporations and of foreign government issuers. These are similar in structure to zero-coupon and “stripped” U.S. Government securities, but in the case of foreign government securities may or may not be backed by the “full faith and credit” of the issuing foreign government. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. Government zero-coupon securities.

Other “Stripped” Securities. In addition to buying stripped Treasury securities, the Fund can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security’s principal or interest payments. These are a form of derivative investment.

Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an “interest-only” security, or “I/O,” and all of the principal is distributed to holders of another type of security, known as a “principal-only” security or “P/O.” Strips can be created for pass-through certificates or collateralized mortgage obligations (CMOs).

The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

Floating Rate and Variable Rate Obligations. The Fund can invest in debt securities other than event-linked bonds that have floating or variable interest rates. The interest rates on floating rate obligations change based on changes to a stated prevailing base market interest rate, such as a bank’s prime rate, the 91-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, LIBOR or some other standard. The interest rate on a floating rate obligation is adjusted automatically at specified times to give effect to changes in the base rate. The interest rate on a variable rate obligation is adjusted at stated periodic intervals to reflect current market interest rates. Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value, so the potential for capital appreciation or depreciation is less than that for comparable fixed-rate obligations.

Floating rate and variable rate obligations may have features that permit the holder to recover the principal amount of the security at specified intervals, generally not exceeding one year, upon notice to the issuer. Variable rate obligations may have a demand feature that allows the holder to tender the obligation to the issuer or a third party at certain times, generally for par value plus accrued interest, according to the terms of the obligations. The issuer of a demand obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the security plus accrued interest. The issuer usually must provide a specified number of days’ notice to the holder. Variable rate demand obligations may include master demand notes, which are obligations that permit the fund to invest fluctuating amounts in them.

The credit quality of a floating rate or variable rate obligation may be enhanced by being backed by a letter of credit or guarantee issued by a financial institution, corporation, the U.S. government or other entity.

Money Market Instruments. The Fund can invest in money market instruments, which are high-quality, short-term debt securities. Money market instruments in which the Fund may invest include short-term obligations of the U.S. Government, its agencies or instrumentalities or high-quality obligations of domestic and foreign banks and corporations and repurchase agreements relating to these obligations. Certain money market instruments may be denominated in foreign currencies.

Preferred Stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, even in cases where dividend payments are contractually fixed, preferred stock dividends may only be payable if declared by the issuer’s board. Preferred stock also may be subject to optional or mandatory redemption provisions. Unlike common stock or other equity securities, preferred securities do not usually have voting rights.

Investment Companies and Other Pooled Investment Vehicles. The Fund may invest in the securities of other investment companies that invest primarily in ILS, which can include open-end funds, closed-end funds, limited partnerships, unit investment trusts and business development companies. The Fund may invest in exchange-

traded funds (ETFs), which are typically open-end funds or unit investment trusts listed on a stock exchange. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. The Fund’s investments in the securities of other investment companies are subject to the limitations that apply to those types of investments under the 1940 Act.

The Fund may invest in the interests of pooled investment vehicles not subject to registration under the 1940 Act that invest primarily in ILS. Such interests may have limited or no liquidity and the transfer of such interests may be restricted. There can be no assurance of a ready market for resale. The Fund could find it difficult to sell privately placed securities and other restricted securities when the Adviser believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it also may be difficult to determine the fair value of such securities for purposes of computing the NAV of the Fund. As an investor in such a pooled investment vehicle, the Fund would be subject to its ratable share of such investment vehicle’s expenses and fees, including management fees and performance-related fees. The Fund does not intend to invest in other pooled investment vehicles unless the Adviser believes that the potential benefits of the investment justify the payment of the expenses and fees charged by such pooled investment vehicle.

Investment in investment companies and other pooled investment vehicles typically reflects the risks of the underlying portfolio investments of such investment company or other pooled investment vehicle. The Fund’s shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or other pooled investment vehicle. The price and movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs and closed-end funds may trade at a price below their net asset value (also known as a discount). Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act. Certain pooled investment vehicles do not have the protections applicable to other types of investments under U.S. federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs, closed-end funds or other pooled investment vehicles and such shares may be highly illiquid.

Exchange Traded Funds. The Fund may invest in ILS-related and other ETFs. ETFs, such as SPDRs, iShares and various country index funds, are funds whose shares are traded on a national exchange or the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”). The Fund may also invest in non-U.S. ETFs such as those listed on the London Stock Exchange’s Specialist Fund Market. ETFs may be based on underlying equity or fixed income securities. SPDRs, for example, seek to provide investment results that generally correspond to the performance of the component common stocks of the S&P 500. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved. ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. Many ETFs have received exemptive orders issued by the SEC that would permit the Fund to invest in those ETFs beyond the limitations applicable to other investment companies, subject to certain terms and conditions. Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act. Certain ETFs, including leveraged ETFs and inverse ETFs, may have embedded leverage. Leveraged ETFs seek to multiply the return of the tracked index (e.g., twice the return) by using various forms of derivative transactions. Inverse ETFs seek to negatively correlate with the performance of a particular index by using various forms of derivative transactions, including by short-selling the underlying index. An investment in an inverse ETF will decrease in value when the value of the underlying index rises. By investing in leveraged ETFs or inverse ETFs, the Fund can commit fewer assets to the investment in the securities represented on the index than would otherwise be required. Leveraged ETFs and inverse ETFs present all of the risks that regular ETFs present. In addition, leveraged ETFs and inverse ETFs determine their return over a specific, pre-set time period, typically daily, and, as a result, there is no guarantee that the ETF’s actual long term returns will be equal to the daily return that the Fund seeks to achieve. For example, on a long-term basis (e.g., a period of 6 months or a year), the return of a leveraged ETF may in fact be considerably less than two times the long-term return of the tracked index. Furthermore, because leveraged ETFs and inverse ETFs achieve their results by using derivative instruments, they are subject to the risks associated with derivative transactions, including the risk that the value of the derivatives may rise or fall more rapidly than other investments, thereby causing the ETF to lose money and, consequently, the value of the Fund’s investment to decrease. Investing in derivative instruments also involves the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the ETF. Short sales in particular are subject to the risk that, if the price of the security sold short increases, the inverse ETF may have to cover its short position at a higher price than the short sale price, resulting in a loss to the inverse ETF and, indirectly, to the Fund. An ETF’s use of these techniques will make the Fund’s investment in the ETF more volatile than if the Fund were to invest directly in the securities underlying the tracked index, or in an ETF that does not use leverage or derivative instruments. However, by investing in a leveraged ETF or an inverse ETF rather than directly purchasing and/or selling derivative instruments, the Fund will limit its potential loss solely to the amount actually invested in the ETF (that is, the Fund will not lose more than the principal amount invested in the ETF).

Exchange Traded Notes. The Fund may invest in exchange traded notes (“ETNs”). An ETN is a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and ETFs. An ETN’s returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments and principal is not protected. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable index. ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain components comprising the index tracked by an ETN may, at times, be temporarily unavailable, which may impede an ETN’s ability to track its index. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. However, the Fund’s potential loss is limited to the amount actually invested in the ETN. The market value of an ETN is influenced by supply and demand for the ETN, the current performance of the index or other reference asset, the credit rating of the ETN issuer, volatility and lack of liquidity in the reference asset, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the reference asset. The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index (or other reference asset) that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value. The Fund will bear its pro rata portion of any fees and expenses borne by the ETN. These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN.

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”). Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk. Derivatives typically allow the Fund to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks. The Fund may but is not required to use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, stock index futures, swaps, including event-linked swaps and other derivative instruments. The Fund may use derivatives for a variety of purposes, including (i) as a hedge against adverse changes in the market prices of securities, interest rates or, to a lesser extent, currency exchange rates, (ii) as a substitute for purchasing or selling securities, (iii) to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative, or (iv) to manage portfolio exposures. The use of derivatives gives rise to a form of leverage and the related risks.

To the extent obligations created by the Fund may be deemed to create senior securities the Fund will segregate or earmark liquid assets with its custodian in accordance with 1940 Act Release No. 10666 (Apr. 18, 1979), and the guidance of related no-action letters issued by the SEC, to cover these obligations. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leverage transactions may substantially exceed the initial investment.

The Fund may obtain event-linked exposure by investing in, among others, event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies. Trigger events include hurricanes, earthquakes and weather-related phenomena. If a trigger event(s) occurs, the Fund may lose the swap’s notional amount. As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in ILS, including counterparty risk and leverage risk.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. Similarly, the Fund may close out a purchased option position by selling the option instead of holding until exercise. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a market clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. There are significant differences between securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

Hedging. Although it is not obligated to do so, the Fund can use derivatives to hedge. The Fund can use hedging to attempt to protect against declines in the market value of the Fund’s portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that their portfolio securities would not be fully included in a rise in value of the market.

Some of the hedging strategies the Fund can use are described below. The Fund may employ new hedging strategies when they are developed, if those investment methods are consistent with the Fund’s investment objective and are permissible under applicable regulations governing the Fund.

Structured Notes. The Fund can invest in “structured notes,” which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an underlying asset, such as an equity or debt security, currency, or commodity, or non-asset reference, such as an interest rate or index. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note.

The values of these notes will fall or rise in response to changes in the values of the underlying asset or reference and the Fund might receive less principal or interest if the underlying asset or reference does not perform as anticipated. In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

The values of these notes are also subject to both credit risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Fund could receive more or less than they originally invested when a note matures. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price.

Swaps. The Fund may enter into ILS-related and other swap agreements, including interest rate, total return, credit default and volatility swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or the difference between the returns) earned or realized on a particular asset, such as an equity or debt security, commodity or currency, or non-asset reference, such as an interest rate or index. The swapped returns are generally calculated with respect to a notional amount, that is, the return on a particular dollar amount invested in the underlying asset or reference. The Fund may enter into swap agreements to, among other reasons, gain exposure to certain markets in the most economical way possible, protect against currency fluctuations, or reduce risk arising from ownership of a particular security or instrument. The success of swap agreements is dependent on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

The Fund may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of more than one swap transaction, the amount payable shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on any swap, the counterparty can terminate all outstanding swaps with that party.

The use of swap agreements by the Fund entails certain risks. The swaps market is generally unregulated. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments and may be considered illiquid by the Fund. Swap agreements entail credit risk arising from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. The Adviser will monitor the creditworthiness of counterparties to the Fund’s swap transactions on an ongoing basis. The Fund’s successful use of swap agreements is dependent upon the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.

Interest Rate Swaps. The Fund may enter into interest rate swaps. In an interest rate swap, the Fund and another party exchange the right to receive or the obligation to pay interest on a security or other reference rate. For example, they might swap the right to receive floating rate payments for fixed rate payments. There is a risk that, based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives.

Total Return Swaps. The Fund may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a catastrophe, insurance or securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Advisers.

Credit Default Swaps. The Fund may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. The Fund may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured security. Unfunded and funded credit default swaps may refer to a single security or on a basket of securities.

•	If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount.

•

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing.

Foreign Currency Swaps. Foreign currency swaps involve the exchange by the lenders, including the Fund, with another party (the “counterparty”) of the right to receive the currency in which the loans are denominated for the right to receive U.S. dollars. The Fund will enter into a foreign currency swap only if the outstanding debt obligations of the counterparty are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Fund’s adviser to be equivalent to such rating. The amounts of U.S. dollar payments to be received by the Fund and the foreign currency payments to be received by the counterparty are fixed at the time the swap arrangement is entered into. Accordingly, the swap is designed to protect the Fund from the fluctuations in exchange rates and locks in the right to receive payment under the loan in a predetermined amount of U.S. dollars. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the swap agreement; however, the U.S. dollar value of the Fund’s right to receive foreign currency payments under the obligation will be subject to fluctuations in the applicable exchange rate to the extent that a replacement swap arrangement is unavailable or the Fund is unable to recover damages from the defaulting counterparty.

Cross Currency Interest Rate Swaps. Cross currency interest rate swaps combine features of currency swaps and interest rate swaps. The cross currency interest rate swaps in which the Fund may enter generally will involve both the exchange of currency and the payment of interest streams with reference to one currency based on a specified index in exchange for receiving interest streams with reference to the other currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon transaction amount. For example, the payment stream on a specified amount of euro based on a European market floating rate might be exchanged for a U.S. oriented floating rate on the same principal amount converted into U.S. dollars.

Volatility Swap Contracts. The Fund may enter into volatility swaps to hedge the direction of volatility in a particular asset or non-asset reference, or for other non-speculative purposes. For volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility of the underlying asset or reference.

Swap Options and Swap Forwards. The Fund also may enter into options on swaps as well as forwards on swaps. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement on pre-designated terms. The Fund may write (sell) and purchase put and call swap options. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap. The Fund generally will incur a greater risk when it writes a swap option than when it purchases a swap option. When the Fund purchases a swap option it risks losing only the amount of the premium they have paid if the Fund lets the option expire unexercised. When the Fund writes a swap option it will become obligated, upon exercise of the option by the counterparty, according to the terms of the underlying agreement.

Futures. The Fund can buy and sell futures contracts that relate to debt securities (these are referred to as “interest rate futures”), broadly-based securities indices (“stock index futures” and “bond index futures”), foreign currencies, commodities and an individual stock (“single stock futures”).

A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the “futures broker”). Initial margin payments will be deposited with the Fund’s custodian bank in an account registered in the futures broker’s name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund’s books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Put and Call Options. The Fund can buy and sell exchange-traded and over-the-counter put options (“puts”) and call options (“calls”), including index options, securities options, currency options, commodities options and options on futures.

Writing Call Options. The Fund may write (that is, sell) calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or the call must be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. There is no limit on the amount of the Fund’s total assets that may be subject to covered calls the Fund writes.

When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specific multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

The Fund’s custodian bank, or a securities depository acting for the custodian, will act as the Fund’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the investments on which the Fund have written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

When the Fund writes an over-the-counter (“OTC”) option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (i.e., the option is in-the-money).

To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a “closing purchase transaction.” The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets as identified in the Fund’s books. Because of this segregation requirement, in no circumstances would the Fund’s receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position.

Writing Put Options. The Fund may write (that is, sell) put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.

If the Fund writes a put, the Fund must segregate or earmark liquid assets as discussed above. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

As long as the Fund’s obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes.

Purchasing Puts and Calls. The Fund may purchase call options. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

The Fund can buy puts whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

Buying a put on an investment the Fund does not own (such as an index or a future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

Buying and Selling Options on Foreign Currencies. The Fund can buy and sell exchange-traded and over-the-counter put options and call options on foreign currencies. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

If the Adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund’s position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

A call the Fund writes on a foreign currency is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a “cross-hedging” strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. Government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund’s custodian bank.

Risks of Hedging with Options and Futures. The use of hedging strategies requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund’s return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

The Fund’s option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund’s control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund’s net asset value being more sensitive to changes in the value of the underlying investment.

If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund’s portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund’s securities. For example, it is possible that while the Fund has used derivative instruments in a short hedge, the market may advance and the value of the securities held in the Fund’s portfolio might decline. If that occurred, the Fund would lose money on the derivative instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the derivative instruments are based.

The risk of imperfect correlation increases as the composition of the Fund’s portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use derivative instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

The Fund can use derivative instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedge position that is not offset by a reduction in the price of the securities purchased.

Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund can use them to “lock in” the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund can also use “cross-hedging” where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund own or intend to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a “transaction hedge.” The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a “position hedge.” When the Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a “cross hedge.”

The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund’s portfolio securities or other assets denominated in foreign currencies if the excess amount is “covered” by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Adviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the “spot” (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to one Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

Legislation and Regulation Risks of Certain Derivative Instruments. Legislation regarding regulation of the financial sector, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, will change the way in which certain derivative instruments are regulated and/or traded. Such regulation may impact the availability, liquidity and cost of derivative instruments. While many provisions of the Dodd-Frank Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use certain derivative instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which the Fund engages in derivatives transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments. There can be no assurance that such legislation or regulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to utilize certain derivatives transactions or achieve its investment objectives.

Amended Commodity Futures Trading Commission (“CFTC”) Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to a fund, provided certain requirements are met. In order to permit the Adviser to claim this exclusion with respect to the Fund, the Fund will limit its transactions in futures, options on futures and swaps (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish its futures, options on futures and swaps do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or (ii) the aggregate net notional value of its futures, options on futures and swaps does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC. If the Adviser was unable to claim the exclusion with respect to the Fund, the Adviser would become subject to registration and regulation as a commodity pool operator, which would subject the Adviser and the Fund to additional registration and regulatory requirements and increased operating expenses.

Tax Aspects of Certain Derivative Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as “Section 1256 contracts” under the Internal Revenue Code of 1986, as amended (the “Code”). In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are “marked-to-market,” and unrealized gains or losses are treated as though they were realized. An election can be made by the Fund to exempt those transactions from this mark-to-market treatment.

Certain forward contracts the Fund enters into may result in “straddles” for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Under the Code, the following gains or losses are treated as ordinary income or loss:

(1)	gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and

(2)	gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

Currency gains and losses are offset against market gains and losses on each trade before determining a net “Section 988” gain or loss under the Code for that trade, which may increase or decrease the amount of the Fund’s investment income available for distribution to its shareholders.

Credit and Collateral Risk. ILS in which the Fund invests will be subject to credit risk. The principal invested in an ILS may be held by the SPV in a collateral account and invested in various permissible assets set forth under the terms of the SPV. Typically, the collateral account is invested in high-quality U.S. government securities (i.e., U.S. Treasury bonds). However, in certain ILS, the collateral account may be invested in high-yielding, higher-risk securities. In such instances the Fund will be subject to the risk of non-payment of scheduled principal and interest on such collateral account investments. Such non-payments and defaults may reduce the income to the Fund from the collateral account and negatively impact the value of Fund shares. In addition, the collateral will be invested in accordance with the terms of the SPV and overseen by a collateral manager appointed by the SPV, and therefore the Fund is dependent upon the manager to invest the collateral account proceeds appropriately. There is no guarantee that the value of the collateral in the collateral account will equal the principal amount of the security either upon the purchase, sale or maturity of the ILS.

Below Investment Grade Securities Risk. The Fund can invest without limit in ILS that are rated below investment grade, commonly called “junk bonds,” which are bonds rated below BBB- by S&P or Baa3 by Moody’s Investors Service, Inc., (“Moody’s”), or that have comparable ratings by another rating organization. The rating primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of the substantial risk that a trigger event will occur and result in a loss. The rating also assesses the ILS credit risk and the model used to calculate the probability of the trigger event. The rating system for ILS is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops. Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe modeling firms: AIR Worldwide Corporation, EQECAT, Inc. and Risk Management Solutions, Inc. One or more of these modeling firms may be used by the Adviser as part of its investment process. These firms utilize different methodologies to evaluate the probability of various types of pre-defined trigger events. If the reports used by the rating agency are flawed, it may cause a rating agency to assign a rating to an ILS that is not justified. Therefore to the extent the Adviser relies on rating agency ratings to select securities for the Fund, the Fund may be exposed to greater risks. Additionally, because there are only three major independent catastrophe modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified. The Fund may also invest in ILS that are unrated and determined by the Adviser to be of below investment grade quality.

Credit Management. The Fund may invest in securities and other obligations of any credit quality, including those that are rated below investment grade (debt securities rated below investment grade are commonly referred to as “junk bonds”) or are unrated but determined by the Adviser to be of equivalent credit quality, and those that are in default or in bankruptcy. Because ILS are typically rated below investment grade or unrated, a substantial portion of the Fund’s assets ordinarily will consist of below investment grade securities. An investor can lose a significant amount whether investing in investment grade, below investment grade or unrated securities. The Fund does not have a policy of maintaining a specific average credit quality of its portfolio. The Adviser monitors the credit quality and price of the securities and other instruments held by the Fund.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt instruments resulting from the inverse relationship between price and yield. During periods of declining interest rates, the market price of fixed income instruments generally rises. Conversely, during periods of rising interest rates, the market price of such instruments generally declines. The magnitude of these fluctuations in the market price of fixed income instruments is generally greater for instruments with longer maturities because such instruments do not mature, reset interest rates or become callable for longer periods of time. The Fund does not have investment policies establishing specific maturity ranges for their investments, and they may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities markets.

Because the interest rates on floating rate bonds adjust periodically to reflect current market rates, falling short-term interest rates should tend to decrease the income payable to the Fund on their floating rate investments and rising rates should tend to increase that income. However, investments in floating rate and variable rate obligations should also mitigate the fluctuations in the Fund’s net asset values during periods of changing interest rates, compared to changes in values of fixed-rate debt securities. Nevertheless, changes in interest rates can affect the value of the Fund’s floating rate investments, especially if rates change sharply in a short period, because the resets of the interest rates on the investments occur periodically and will not all happen simultaneously with changes in prevailing rates. Having a shorter average reset period for their portfolio of investments may help mitigate that risk.

Non-U.S. Investments. The Fund may invest in ILS issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of ILS issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example, due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist primarily of event-linked bonds and structured reinsurance investments which provide the Fund with contractual rights under the terms of the issuance. While the contractual rights of event-linked bonds and structured reinsurance investments issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Fund’s assets. The risks of investing in securities of non-U.S. issuers generally, or in issuers with significant exposure to non-U.S. markets, may be related, among other things, to differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S. as well as economic, political and social factors.

Foreign Currency Risk. It is expected that a substantial portion of the Fund’s investments in ILS will be U.S. dollar denominated investments. To the extent the Fund invests in non-U.S. denominated instruments, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Foreign Government Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Investments in Emerging Markets. The Fund may invest in securities of issuers in countries with emerging economies or securities markets. The Fund will generally focus on emerging markets that do not impose unusual trading requirements which tend to restrict the flow of investments. In addition, the Fund may invest in unquoted securities of emerging market issuers.

Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against the loss or theft of its assets.

Withholding and Other Taxes. The Fund may be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain countries with respect to the Fund’s investments in such countries. These taxes may reduce the return achieved by the Fund. Treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates.

Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies (“PFICs”) are those foreign corporations which generate primarily “passive” income. Passive income is defined as any income that is considered foreign personal holding company income under the Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a fiscal year is passive income or if 50% or more of its assets are assets that produce, or are held to produce, passive income.

Subject to the limitations under the 1940 Act, the Fund may invest in foreign mutual funds to gain exposure to the securities of companies in countries that limit or prohibit all direct foreign investment. Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Some of the other foreign corporations that the Fund may invest in, such as issuers of “event-linked” bonds and other interests, may also be considered PFICs.

Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. The Fund make every effort to ensure compliance with federal tax reporting of these investments; however the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes.

In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund’s investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund’s having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

Liquidity and Restricted Securities. Liquidity risk is the risk that the ILS held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurances that a liquid market will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate such assets may be impaired and/or result in losses to the Fund.

ILS in which the Fund invests may be Rule 144A securities, which are securities that generally can be purchased and sold only by institutions with at least $100 million of securities (called “qualified institutional buyers” or “QIBs”). Rule 144A securities are considered “restricted” securities. Restricted securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that qualified institutional buyers become for a time uninterested in purchasing ILS, the securities will become illiquid while held by the Fund. Illiquid securities may be difficult to value, the Fund may be required to hold illiquid securities when it otherwise would sell such securities or may be forced to sell securities at a price lower than the price the Fund has valued such securities. This may result in losses to the Fund and investors.

Non-Diversification Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more likely to become subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. The Fund does not anticipate lending event-linked bonds but may lend other portfolio securities. Loans will only be made to firms that have been approved by the Adviser, and the Adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund’s total assets (including such loans). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements for securities lending, including with respect to changes in market values, termination, interest paid on loaned securities and ability to call back loaned securities for voting.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.

Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. They might do so for liquidity purposes to meet anticipated redemptions of Shares, pending the investment of the proceeds from sales of Shares, pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Adviser from time to time.

The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days may be deemed to be illiquid investments. There is no limit on the amount of the Fund’s net assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements, considered “loans” under the 1940 Act, are collateralized by the underlying security. The Fund’s repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Adviser will monitor the vendor’s creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral’s value.

The Fund may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements pursuant to which the Fund transfers securities to a counterparty in return for cash, and the Fund agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase agreements are treated as borrowings by the Fund, are a form of leverage and may make the value of an investment in the Fund more volatile and increase the risks of investing in the Fund. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed below in connection with the Fund’s borrowings for investment purposes. Entering into reverse repurchase agreements and other borrowing transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements. Borrowing money involves transaction and interest costs. The Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows.

To the extent required by SEC guidelines, if a transaction (such as a reverse repurchase agreement) exposes the Fund to an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of the custodian with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets.

“When-Issued” and “Delayed-Delivery” Transactions. The Fund may invest in securities on a “when-issued” basis and may purchase or sell securities on a “delayed-delivery” (or “forward-commitment”) basis. “When-issued” and “delayed-delivery” are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement.

The Fund may engage in when-issued transactions to secure what the Adviser considers to be an advantageous price and yield at the time the obligation is entered into. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Adviser considers to be advantageous.

When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund’s purpose in entering into delayed-delivery or when-issued purchase transactions is to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund’s net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund’s purchase commitments until the Fund pays for the investment.

When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Bank Loans. The Fund may invest in bank loans. By purchasing a loan, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The Fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The Fund also may purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants that must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the Fund will invest, however, the Adviser will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. The Adviser’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The Adviser generally will not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the Fund may invest generally are not rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan will depend almost exclusively on the Adviser’s, and the original lending institution’s credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy. The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates - i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Investing directly in loans or other direct debt instruments exposes the Fund to various risks similar to those borne by a creditor. Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral. Investments in loans are also less liquid than investment in publicly traded securities and carry less legal protections in the event of fraud or misrepresentation. Unlike debt instruments that are securities, investments in loans are not regulated by federal securities laws or the SEC. In addition, loan participations involve a risk of insolvency by the lending bank or other financial intermediary.

Financial Institutions and Government Regulation. The collapse of various large financial institutions and investment funds across the globe and widespread related losses have resulted in an ongoing severe liquidity crisis throughout the global credit markets during the last several years. Sectors of the credit markets continue to experience difficulty including the collateralized mortgage-backed securities and leveraged finance markets, along with various other areas of consumer finance. The lack of transparency and reliable pricing of assets has resulted in some investors withdrawing from the markets for asset-backed securities and related securities. The resulting lack of liquidity has become sufficiently widespread to cause credit issues in areas of the capital markets that have limited exposure to subprime mortgages and has prompted central banks in the United States, the European Union, the United Kingdom and elsewhere to take action to attempt to ease these liquidity issues and has also resulted in the United States experiencing a broad and ongoing economic recession. Delinquencies and losses with respect to certain of these asset types, such as auto loans, have increased and may continue to increase. High unemployment and the continued lack of availability of credit may lead to increased default rates on the collateral underlying many of these securities. As a result, this may adversely affect the performance and market value of the Fund.

If a perception develops that there is or in the future could be renewed regulatory focus on participants who benefit from their participation in any U.S. government-sponsored program, or attempts by legislative and/or regulatory bodies to impose new restrictions and/or taxes and penalties on such participants, possibly even with retroactive effect, then the Fund’s position in such securities may be compromised.

The Dodd-Frank Act, which was signed into law in July 2010, has resulted in significant revisions of the U.S. financial regulatory framework. The Dodd-Frank Act covers a broad range of topics, including, among many others, a reorganization of federal financial regulators; a process designed to ensure financial systematic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of private funds; the regulation of credit rating agencies; and new federal requirements for residential mortgage loans. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the Fund invests may also be affected by the new legislation and regulation in ways that are currently unforeseeable. Governments or their agencies also may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The long-term implications of government ownership and disposition of these assets are unclear, and may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.

Investment in Relatively New Issuers. The Fund intends to invest occasionally in the common stock of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies also may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be the case.

Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on other preferred stocks, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks generally are adjusted or reset frequently, the market values of these preferred stocks still may fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.

Temporary Defensive Positions. Normally, the Fund invests substantially all of its assets in effort to further its investment objective. The Fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. The Fund may adopt defensive strategies when the Adviser believes securities in which the Fund normally invest have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.

Portfolio Turnover. Purchases and sales of portfolio investments may be made as considered advisable by the Adviser in the best interests of the shareholders. The Fund’s portfolio turnover rate may vary from year-to-year, as well as within a year. The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Natural Disasters. Certain areas of the world, including the United States, are exposed to natural disasters such as drought, earthquake, flood, ice and snow storm, meteor strike, tornado, tropical and extratropical cyclone, tsunami, volcanic activity, or wildfire. Such disasters, and their resulting damage, could have a significant adverse impact on the economies of those areas and on the ability of issuers in which the Fund invests to conduct their businesses, and thus on the investments made by the Fund in such geographic areas and/or issuers. Adverse geological, hydrological or meteorological conditions could have a significant adverse impact on the ILS or other securities that the Fund may invest in, as well as on the ability of the Fund and the Adviser to conduct normal daily business operations.

Cyber-Attack. With the increased use of technology such as computers and the Internet to conduct business, the Fund is susceptible to investment, operational, information security and related risks. In general, cyber-attacks can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s Adviser, transfer agent, distributor and other service providers (including, but not limited to, the Fund’s custodian and financial intermediaries), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Certain ILS and/or other securities in which the Fund invests may be directly or indirectly exposed to the risk of principal loss resulting from a cyber-attack. In addition, substantial costs may be incurred in order to prevent future cyber incidents. While the Fund and/or the Adviser may establish business continuity plans to be implemented in the event of, and risk management systems to mitigate the risk of, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result of any or all of these risk factors.

Equity Securities. The Fund may at times invest in equity securities, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar instruments. The stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

Convertible Securities. While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as “equity equivalents.” As a result, the rating assigned to the security has less impact on the Adviser’s investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. Convertible securities are subject to the credit risks and interest rate risks of debt securities described above.

The value of a convertible security is a function of its “investment value” and its “conversion value.” If the investment value exceeds the conversion value, the security will behave more like a debt security and the security’s price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

Rights and Warrants. The Fund can hold warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund’s portfolio will be affected by changes in the stock markets. Market risk can affect the Fund’s net asset value per share, which will fluctuate as the values of the Fund’s portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

Other factors can affect a particular stock’s price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-size companies, but may also hold stocks of small companies, which may have more volatile stock prices than stocks of larger companies.

INVESTMENT RESTRICTIONS

The investment objective of the Fund is total return. The following are the Fund’s fundamental investment restrictions which cannot be changed without the approval of a majority of the Fund’s outstanding voting securities. As used herein, a “majority of the Fund’s outstanding voting securities” means the lesser of (i) 67% of the shares of common stock of the Fund present or represented by proxy at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund. Under these restrictions, the Fund:

1.	May not issue senior securities, as defined in the Investment Company Act of 1940 (the “1940 Act”), except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	May not borrow money, except except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of portfolio securities.

4.	May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, swaps or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

5.	May not make loans, if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreement.

6.	May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry, except that the Fund will invest greater than 25% of its total assets in ILS.

7.	May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

For purposes of construing restriction (6), a large economic or market sector shall not be construed as a single industry or group of industries. As discussed in the Fund’s prospectus and this SAI, the Fund may invest more than 25% of its total assets in a single market sector, specifically, the financial services sector. Issuers of ILS and event-linked bonds are generally classified as belonging to the financial services sector. The Fund will be subject to the risks associated with that sector. Furthermore, for purposes of construing restriction (6) above, governments and their political subdivisions are not considered part of any industry.

The Fund has also adopted the following fundamental policies in order to repurchase the Shares:

•	On a quarterly basis, the Fund will make an offer to repurchase a designated percentage of the outstanding Shares from shareholders (a “Repurchase Offer”), pursuant to Rule 23c-3 under the 1940 Act, as it may be amended from time to time.

•	The Fund will repurchase Shares that are tendered by a specific date (the “Repurchase Request Deadline”). The Fund’s Board of Trustees (the “Board”) will establish the Repurchase Request Deadline for each Repurchase Offer. The Repurchase Request Deadline will ordinarily be on a date approximately seven days before the repurchase occurs but such date may be revised by the Fund’s investment adviser, in its sole discretion, based on factors such as market conditions, the level of the Fund’s assets and shareholder servicing considerations provided that the Board is notified of this change and the reasons for it.

•	There will be a maximum 14 calendar day period (or the next business day if the 14th calendar day is not a business day) between the Repurchase Request Deadline and the date on which the Fund’s net asset value applicable to the Repurchase Offer is determined.

Non-Fundamental Policies

The Fund’s (1) investment objective and (2) policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in Insurance-Linked Securities (“ILS”) are not fundamental policies and may be changed by the Board without the approval of shareholders. The Fund will provide shareholders with at least 60 days’ written notice prior to changing the Fund’s 80% policy above.

Unless otherwise noted, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to repurchases) or a change in market value of the investment or the Fund’s assets will not constitute a violation of that restriction. However, with respect to the Fund’s use of leverage, the Fund may be required to reduce its leverage in order to maintain the asset coverage requirements under the 1940 Act.

MANAGEMENT OF THE FUND

Trustees and Officers. The Fund is governed by its Board, which currently is comprised of [            ] individuals (“Trustees”). The Board is responsible for the overall management of the Fund, which includes general oversight and review of the Fund’s investment activities, in accordance with U.S. federal law and the laws of the State of Delaware, as well as the stated policies of the Fund. The Board has appointed officers of the Fund and has delegated to them the management of the day-to-day operations of the Fund based on policies adopted by the Board, subject to general oversight by the Board.

Board Structure and Related Matters. [            ] members of the Board are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act (each referred to as an “Independent Trustee”). Peter H. Vloedman is the sole interested board member of the Fund. An interested person of the Fund includes any person who is otherwise affiliated with the Fund or a service provider to the Fund, such as the Adviser. The Board believes that having a majority of Independent Trustees is appropriate and in the best interests of the Fund’s shareholders. However, the Board also believes that having Mr. Vloedman serve on the Board to bring management’s corporate and financial viewpoint is an important element in the Board’s decision-making process.

Under the Fund’s Declaration of Trust, together with any amendments thereto (the “Declaration of Trust”) and its by-laws, together with any amendments thereto (the “Bylaws”), a Trustee may serve as a Trustee until his or her term expires, or until he or she dies, resigns, or is removed from the Board. Delaware law permits shareholders to remove Trustees under certain circumstances and requires the Trust to assist in shareholder communications.

The Board will hold [            ] regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also will hold [            ] regularly scheduled in-person meetings each year, during a portion of which management is not present, as well as a special telephonic meeting in connection with the Board’s consideration of the Fund’s management agreements, and may hold special meetings, as needed, either in person or by telephone.

The Board has established a committee structure that includes two committees: the Audit Committee and Valuation Committee, the first of which is comprised solely of Independent Trustees. The Board will annually evaluate its structure and composition, as well as the structure and composition of those committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. The Board believes that its leadership structure is appropriate for the Fund in light of, among other factors, the asset size and nature of the Fund, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities.

The Trustees of the Fund are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information. Each Trustee’s mailing address is c/o Redmond Reinsurance Investment Interval Fund, 101 East Lancaster Avenue, Suite 201, Wayne, PA 19087.

Independent Trustees (1)
Name (Date of Birth)	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Interested Trustee(s)
Name (Date of Birth)	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Peter H. Vloedman (1964)	President, CFO & Treasurer, and Secretary Trustee	Since Inception	Managing Director, GeoVera Insurance Holdings, Inc. (since 2015); President, Redmond Capital (since 2015); consultant to insurance, reinsurance and asset management companies (2013-2014); CEO, Anchor Risk Advisors (2009-2012)	1	[None]

(1)	Trustees who are not “interested persons” of the Fund as defined in the 1940 Act.
(2)	Each Trustee serves until death, or resignation or removal from the Board.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Peter H. Vloedman

[To be provided]

Officers of the Fund
Name (Date of Birth)	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Peter H. Vloedman (1964)	President, CFO & Treasurer, and Secretary Trustee	Since Inception.	Managing Director, GeoVera Insurance Holdings, Inc. (since 2015); President, Redmond Capital (since 2015); consultant to insurance, reinsurance and asset management companies (2013-2014); CEO, Anchor Risk Advisors (2009-2012)
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]

(1)	Each Officer’s mailing address is c/o Redmond Reinsurance Investment Interval Fund, 101 East Lancaster Avenue, Suite 201, Wayne, PA 19087.
(2)	The term of office of each officer is indefinite.

Additional Information About the Committees of the Board. The Board has established the following standing committees: Audit Committee and Valuation Committee. The respective duties and current memberships of the standing committees are:

Audit Committee. The Audit Committee serves as an independent and objective party to monitor the Fund’s accounting policies, financial reporting and internal control system, as well as the work of the Fund’s independent registered public accounting firm.

The Committee also serves to provide an open avenue of communication among the Fund’s independent registered public accounting firm, the Adviser and the Board. The Audit Committee consists of [            ].

Valuation Committee. The Valuation Committee [                    ]. The Valuation Committee consists of [                    ].

As of the date of this SAI, neither the Audit Committee nor the Valuation Committee has met.

Risk Oversight. Consistent with its responsibility for oversight of the Fund, the Board oversees the management of risks relating to the administration and operation of the Fund. The Board performs this risk management oversight directly and, as to certain matters, directly through its committees and through its Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Fund.

In general, the Fund’s risks include, among other things, investment risk, credit risk, discount risk, liquidity risk, valuation risk, operational risk and regulatory compliance risk. The Board has adopted, and will periodically review, policies and procedures designed to address these and other risks to the Fund. In addition, under the general oversight of the Board, the Adviser and other service providers to the Fund have adopted a variety of policies, procedures and controls designed to address particular risks of the Fund. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also will oversee risk management for the Fund through review of regular reports, presentations and other information from officers of the Fund and other persons.

Senior officers of the Fund, senior officers of the Adviser, and the Fund’s CCO regularly report to the Board on a range of matters, including those relating to risk management. The Board also will regularly receive reports from the Adviser with respect to the investments and securities trading of the Fund, reports from Fund management personnel regarding valuation procedures and reports from the Valuation Committee regarding the valuation of particular securities. The Board also will receive reports regarding other service providers to the Fund, either directly or through the Adviser or the Fund’s CCO, on a periodic or regular basis. At least annually, the Board will receive a report from the Fund’s CCO regarding the effectiveness of the Fund’s compliance program. Also, on an annual basis, the Board will receive reports, presentations and other information from the Adviser.

Senior officers of the Fund and senior officers of the Adviser also will report regularly to the Audit Committee on Fund valuation matters and on the Fund’s internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee will receive regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees will meet separately with the Fund’s CCO to discuss matters relating to the Fund’s compliance program.

Board Ownership of the Fund. The following table shows the dollar range of equity securities owned by the Trustees in the Fund as of [                ], 2015. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities which appears below is based on statements furnished to the Fund by its Board and executive officers.

	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
[ ]	None	None
[ ]	None	None

Interested Trustee(s)
Peter H. Vloedman	None	None

(1)	As of [ ], 2015, none of the Trustees owned Shares of the Fund because the Fund had not yet begun investment operations. As of [ ], 2015, none of the Trustees owned shares of funds in the same family of investment companies as the Fund, because the Fund is the only fund in the family of investment companies overseen by the Trustees.

None of the Independent Trustees or their family members beneficially owned any class of securities of an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund, as of [                ], 2015.

Compensation of Board Members. Because the Fund is newly organized, the Fund has not yet paid any compensation to its Trustees. The following table illustrates amounts estimated to be paid for the Fund’s initial fiscal year. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. Each such Trustee’s compensation is invested in the Fund. The Fund does not pay retirement benefits to its Trustees and officers. A portion of the CCO’s salary may be paid by the Fund. Other officers and interested Trustees of the Fund are not compensated by the Fund.

Independent Trustees	Aggregate Compensation Form the Fund	Total Compensation From Fund Complex Paid to Trustee
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

Codes of Ethics

The Fund, the Adviser, and ALPS Distributors, Inc., the Fund’s distributor (“ALPS”), each have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

Attached as Appendix B is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other. The summary gives a general indication as to how the

Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objective. Information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 will be available without charge by calling (1) [(            )     -     ], and (2) on the SEC’s website at http://www.sec.gov.

Control Persons and Other Principal Holders of Securities

A control person is a person who beneficially owns, either directly or through one or more controlled companies, more than 25% of the voting securities of a company. Redmond Capital is currently the sole shareholder of the Fund, and therefore a control person and principal security holder. However, it is anticipated that Redmond Capital will no longer be a control person or principal security holder once this offering is completed.

As of the date of this SAI, no person beneficially owned of record more than 5% of the outstanding Shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Redmond Capital is the Adviser of the Fund. Redmond Capital is a newly formed investment adviser, organized as a Delaware limited liability company in 2014. Redmond Capital is a wholly-owned subsidiary of Redmond Capital Holdings, LLC, which is a direct subsidiary of GeoVera Investment Group Ltd. (together with its affiliates, “GeoVera”). GeoVera, originally formed in 1993 as a division of United States Fidelity and Guaranty Company, is a provider of specialty residential property insurance products, with approximately 190 thousand customers in hurricane-exposed states such as Florida, Louisiana, Texas, Alabama, South Carolina and Hawaii, and earthquake-prone states such as California, Oregon and Washington. GeoVera is majority owned by Flexpoint Fund II (Cayman), L.P., an alternative investment vehicle formed as a Cayman Islands exempted limited partnership under the control of its general partner, Flexpoint Management II (Cayman), Ltd., which is under the control of its general partner, Flexpoint Ultimate Management II (Cayman), Ltd., which is, ultimately, under the control of Edwards Capital, LLC d/b/a Flexpoint Ford, LLC (“Flexpoint”), an Illinois limited liability company. Flexpoint is a private equity investment firm based in Chicago, Illinois.

Redmond Capital serves as the Adviser of the Fund pursuant to an investment advisory agreement dated as of [                ], 2015. The investment advisory agreement has an initial term of two years from its effective date and continues in effect with respect to the Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of the Fund. The investment advisory agreement may nevertheless be terminated at any time without penalty, on 60 days’ written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of the Fund, or by the Adviser. The investment advisory agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The investment advisory agreement provides that the Adviser shall manage the operations of the Fund, subject to policies established by the Board. Pursuant to the investment advisory agreement, the Adviser manages the Fund’s investment portfolio, directs purchases and sales of portfolio securities and reports thereon to the Fund’s officers and Board regularly. The Adviser also provides the office space, facilities, equipment and personnel necessary to perform the following services for the Fund: SEC compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including custodian, accountants and counsel and other parties performing services or operational functions for the Fund; certain administrative and clerical services, including certain accounting services, facilitation of redemption requests, exchange privileges, account adjustments, development of new shareholder services and maintenance of certain books and records; and certain services related to the Fund’s shareholders, including assuring that investments and redemptions are completed efficiently, responding to shareholder inquiries, and maintaining a flow of information to shareholders. In addition, the Adviser pays the compensation of the Fund’s officers, employees and Trustees affiliated with the Adviser. The Fund bears all other costs of its operations, including the compensation of its Trustees not affiliated with the Adviser.

As compensation for its services, the Fund pays the Adviser a fee, computed daily and paid monthly in arrears, at the annual rate of 1.75% of the average total assets of the Fund (including assets attributable to borrowings or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including organizational and offering expenses, but excluding interest, taxes, brokerage commissions, borrowing and other investment-related costs and fees, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business), to the extent that they exceed 1.99% per annum of the Fund’s average daily net assets. If the Fund incurs expenses excluded from the Expense Limitation Agreement, the Fund’s expense ratio could exceed that amount. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation as of the time of waiver to be exceeded. The Expense Limitation Agreement will remain in effect at least until [                ], 2018, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. See “Management of the Fund.” During periods in which the Fund is using leverage, the fees paid to Redmond Capital for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s total assets. A discussion regarding the basis for the approval of the Advisory Agreement will be available in the Fund’s first report to Shareholders.

Portfolio Manager

Peter H. Vloedman is primarily responsible for the day-to-day management of the Fund. The following tables set forth certain additional information with respect to Mr. Vloedman. The information is as of [                ], 2015.

Other Accounts Managed by the Portfolio Manager

In addition to the Fund, the table below identifies the number of accounts for which Mr. Vloedman has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Peter H. Vloedman	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

The table below identifies the number of accounts for which Mr. Vloedman has day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance- based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Peter H. Vloedman	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Potential Conflicts of Interest

The Adviser and the Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest. The Adviser attempts to address these potential conflicts of interest through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. The Adviser has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds. The Adviser’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are averaged as to price and allocated between the funds in a manner that is equitable to each fund and in accordance with the amount being purchased or sold by each fund. Trade allocations are reviewed on a periodic basis as part of the Adviser’s trade oversight procedures in an attempt to ensure fairness over time across funds and to monitor whether any fund is systematically favored over time. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds may devote unequal time and attention to the management of those funds. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the funds as might be the case if he were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds, the opportunity may be allocated among these several funds, which may limit the fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the fund for which he exercises investment responsibility, or may decide that certain of the funds should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds than to others.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds that provide greater overall returns to the Adviser and its affiliates.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the fund that he manages. If the structure of the Adviser’s management fee and/or a portfolio manager’s compensation differs among funds (such as where certain funds pay higher management fees), a portfolio manager might be motivated to help certain funds over others. A portfolio manager might be motivated to favor funds in which he has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds that could most significantly benefit a portfolio manager.

Portfolio Manager Compensation

The portfolio manager receives a base salary and may also receive a bonus. Compensation of the portfolio manager is determined at the discretion of the Adviser. It may be based on a number of factors including the portfolio manager’s experience, responsibilities, the perception of the quality of his work efforts, and the consistency with which he demonstrates kindness to other employees, trading counterparties, vendors, and clients. The compensation of the portfolio manager is not based upon the performance of client accounts that the portfolio manager manages. The Adviser reviews the compensation of the portfolio manager at least annually.

Portfolio Manager Security Ownership

The portfolio manager does not beneficially own any Shares of the Fund as of the date of this SAI because the Fund had not yet commenced operations.

Principal Underwriter

ALPS, located at 1209 Broadway, Suite 1100, Denver, CO 80203, is the principal underwriter of the Shares. Shares may be purchased only through the ALPS. ALPS acts as the distributor of Shares on a best efforts basis, subject to various conditions, pursuant to the terms of a distributor’s contract with the Fund. ALPS is not obligated to sell any specific amount of Shares. ALPS will also act as agent for the Fund in connection with repurchases of Shares.

OTHER SERVICE PROVIDERS

Administrator

The Fund has entered into an administration agreement dated [                ], 2015 with ALPS Fund Services, Inc. (the “Administrator”) pursuant to which the Administrator provides administrative services to the Fund. The Administrator is responsible for the general administrative duties associated with the day-to-day operations of the Fund. In performing its duties and obligations under the Administration Agreement, the Administrator shall not be held liable except in the case of its bad faith, gross negligence or willful misconduct in the performance of its duties.

Transfer Agent and Dividend Disbursing Agent

DST Systems, Inc. (the “Transfer Agent”) is the transfer agent for the Shares and the dividend disbursing agent for payment of dividends and distributions on Shares. The principal business address of the Transfer Agent is 333 W. 11th Street, Kansas City, Missouri 64105.

Custodian

MUFG Union Bank, N.A. (the “Custodian”), with principal offices located at 350 California Street, 6th Floor San Francisco, California 94104, serves as the custodian for the Fund. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

Independent Registered Public Accounting Firm

[            ] serves as the Fund’s independent registered public accountant. [            ] provides audit services and assistance and consultation in connection with the review of SEC filings and certain tax compliance services. [            ] is located at [                        ].

Counsel

Kirkland & Ellis LLP serves as counsel to the Fund, and is located at 300 North LaSalle Street, Chicago, IL 60654.

Kirkland & Ellis LLP may rely as to certain matters of Delaware law on the opinion of Richards, Layton & Finger, PA.

PURCHASE AND REDEMPTION OF SHARES

The Fund currently offers one class of shares. The Declaration of Trust authorizes the issuance of an unlimited number of shares. The Board has authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series of shares into one or more classes without further action by shareholders. The Board may designate additional series and classes in the future from time to time.

The shares will be issued with a par value of $0.001 per share. All shares of the Fund have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The shares will, when issued, be fully paid and non-assessable by the Fund, except to the extent provided in the Declaration of Trust, and will have no pre-emptive or conversion rights to cumulative voting.

The shares are designed primarily for long-term investors, and investors in the shares should not view the Fund as a vehicle for trading purposes.

Unlike most closed-end funds, the Fund expects to continuously offer shares. The Fund’s shares will not be listed on any securities exchange and will not be publicly traded. Thus, there is no secondary market for the Fund’s shares and the Fund expects that no secondary market will develop. In order to provide liquidity to shareholders, the Fund has determined that commencing on the later of [                ] 2015 or [                ] months from the date of this offering and quarterly thereafter, it will make offers to repurchase typically for 10% of the Fund’s outstanding Shares at NAV subject to approval of the Board and in all cases such repurchases will be for at least 5% and not more than 25% of its outstanding shares at NAV. In connection with any given Repurchase Offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a Repurchase Offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund intends to offer the shares in a continuous offering of its shares at net asset value, plus the applicable sales charge. There can be no assurance that the Fund will offer its shares on a continuous basis, or if so offered, that it will do so indefinitely.

NET ASSET VALUE

As described in the Fund’s prospectus, the NAV of the Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities (including accrued expenses or dividends), by the total number of Shares outstanding. The Shares are valued as of a particular time (the “Valuation Time”) on the last day of each week and last day of each month (if different) that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session of the NYSE. The Fund reserves the right to calculate the net asset value more frequently if deemed desirable. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The Fund expects that the holidays upon which the NYSE will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The total of Fund liabilities plus any distribution and/or servicing fees and any other expenses are then deducted from the Fund’s assets, and the resulting amount is divided by the number of Shares outstanding to produce the Fund’s NAV. In accordance with regulations governing registered investment companies, the Fund’s transactions in portfolio securities and purchases and sales of Shares (which bear upon the number of Shares outstanding) are generally not reflected in the NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

The Board has delegated primary responsibility for determining or causing to be determined the value of the Fund’s portfolio securities and other assets (including any fair value pricing) and the Fund’s NAVs to the Administrator pursuant to Rule 2a-4 under the 1940 Act and valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Board has established a Valuation Committee to which they have delegated responsibility to officers of the Adviser for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board. As described in the Fund’s prospectus, the Board has approved procedures pursuant to which the Fund will value its investments. In accordance with these procedures, the Administrator, values the Fund’s investments for which market quotations are readily available at market value. The Valuation Procedures include a detailed pricing matrix of pricing methodologies to be used by the Administrator, as approved by the Board. Listed below is a summary of certain of the methods generally used to value investments (some or all of which may be held by the Fund) under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, event linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued by using the mean between the closing bid and asked prices provided by a pricing agent or independent brokers or a market maker. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded, subject to certain variations for securities listed on foreign principal markets.

Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

Over-the-counter traded securities that are not traded on a listed exchange are valued at the last sale on the OTC Exchange as quoted by NASDAQ. mean price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the closing bid and asked prices will be used.

Non-exchange traded derivatives are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Restricted securities are generally deemed to be securities not registered under the 1933 Act. Restricted securities are ordinarily valued at the value provided by the appropriate pricing source, which takes into account the restricted nature of the security.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. The Fund’s prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objective. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund also may be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. The Adviser will generally execute transactions for the Fund on an aggregated basis when the Adviser believes that to do so will allow it to obtain best execution and to negotiate more favorable commission rates or other transaction costs that might have otherwise been paid had such orders been placed independently. Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

There is generally no stated commission in the case of securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, research and brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act, the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser makes a good faith determination that the commissions are reasonable in relation to the value of brokerage and research services provided, viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to all discretionary accounts.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

Regular Broker Dealers

The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of their most recent fiscal year and state the value of such holdings. As of the date of this SAI, the Fund did not hold any securities of its regular brokers or dealers or their parent companies.

TAX STATUS

Taxation of the Fund: In General

The following discussion of the U.S. federal income tax consequences of investment in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of the preparation of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders (such as the 3.8% “Medicare” tax on certain investment income, U.S. federal estate and gift tax laws, and U.S. state taxation, among others). Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of the quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income for such year.

For purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income. A “qualified publicly traded partnership” is defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources defined in Code section

7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a)(i) above. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification requirements described in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% good income test, described in (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” the Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities.

The Fund may invest in certain assets that do not give rise to good income and do not constitute “securities” for purposes of the regulated investment company qualification tests referred to above. The Fund also may invest in other assets, such as various derivative and structured investment products, the status of which as “securities” for the above purposes may not be fully settled.

In general, if the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

By contrast, if the Fund were to fail to qualify as a regulated investment company in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or may be treated as qualified dividend income to individual shareholders. Finally, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained. However, the Fund may designate the retained capital gain amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the under-distributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Fund Distributions

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of the Fund generally will be subject to federal income tax on Fund distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional Shares through a dividend reinvestment plan.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her Shares). Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

Distributions by the Fund of investment income generally will be taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. The maximum tax rate for individuals with respect to long-term capital gain is 0% for individuals in the 10% or 15% income tax brackets, 15% for individuals in the 25% through 35% tax brackets, and 20% for individuals in the 39.6% tax bracket. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that both the shareholder and the Fund meet certain holding period and other requirements. Specifically, in order for some portion of the dividends received by the Fund shareholder to be “qualified dividend income,” the Fund must meet certain holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to the Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Shares. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares or (2) otherwise by application of the Code.

A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its Shares.

An investor should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

Repurchases and Exchanges

The repurchase or exchange of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise, the gain or loss on a taxable disposition of Fund Shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of Fund Shares will be disallowed if other substantially identical Shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

A repurchase by the Fund of its Shares from a shareholder generally will be treated as a sale of the Shares by a shareholder provided that after the repurchase the shareholder does not own, either directly or by attribution under Section 318 of the Code, any Shares. If, after a repurchase a shareholder continues to own, directly or by attribution, any Shares, it is possible that any amounts received by such shareholder in the repurchase will be taxable as a dividend to such shareholder, and there is a risk that shareholders who do not have any of their Shares repurchased would be treated as having received a dividend distribution as a result of their proportionate increase in the ownership of the Fund. Use of the Fund’s cash to repurchase Shares could adversely affect the Fund’s ability to satisfy the distribution requirements for qualification as a regulated investment company. The Fund could also recognize income in connection with the liquidation of portfolio securities to fund share repurchases. Any such income would be taken into account in determining whether the distribution requirements were satisfied.

Foreign Taxes and Investments

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund’s assets at year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder’s not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

The Fund may invest in one or more “passive foreign investment companies” (“PFICs”). A PFIC is generally any foreign corporation if, for any year in the Fund’s holding period, (i) 75 percent or more of the income of the corporation is passive income, or (ii) at least 50 percent of the assets of the corporation (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.

Investments by the Fund in a PFIC could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of Shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may make elections to avoid the imposition of such taxes. The Fund generally intends to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Fund will only be able to make a QEF election with respect to a PFIC, however, if that PFIC provides information about its income and gain to its investors each year. If the Fund is not able to make a QEF election with respect to PFIC, the Fund will generally elect to mark the gains (and to a limited extent losses) in the PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The mark-to-market and QEF elections may accelerate the recognition of income by the Fund (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. In addition, if a sufficient portion of the voting interests in a foreign issuer are held by the Fund, individually or together with other U.S. persons, that issuer may be treated as a controlled foreign corporation with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. In any of these situations, the Fund may need to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. In addition, to the extent that the Fund’s mark-to-market loss with respect to a PFIC exceeds its prior inclusions, the loss will effectively be taken into account in offsetting future mark-to-market gains from the PFIC, and any remaining loss will generally be deferred until the PFIC Shares are sold, at which point the loss will be treated as a capital loss. Losses on Shares of PFICs with respect to which no mark-to-market election is made will also generally be capital in character. Such capital losses will generally be deductible only against capital gains recognized by the Fund in that year or one in future years, but if the Fund does not generate sufficient capital gains from its investments, capital losses recognized by the Fund will generally not result in a reduction of taxable distributions to shareholders. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

If neither a QEF nor “mark to market” election is made with respect to an interest in a PFIC, and the Fund does not make a general “mark to market” election as a trader in securities, the ownership of the PFIC interest may have significantly adverse tax consequences for the owner. In such a case, the Fund would be subject to an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions and on gain from the disposition of the Shares of a PFIC (collectively referred to as “excess distributions”), even if those excess distributions are paid by the Fund as a dividend to shareholders.

Finally, the Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Certain Investments in Debt Obligations

If the Fund purchases a debt obligation with acquisition discount or original issue discount (“OID”), the Fund may be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Fund. The Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger distributions than they would in the absence of such transactions.

Payment-in-kind securities will also give rise to income which is required to be distributed even though the Fund holding the security receives no interest payment in cash on the security during the year. In addition, investments in certain exchange-traded notes (“ETNs”) may accrue interest which is required to be distributed to shareholders, even though the Fund may not receive any interest payment in cash on the security during the year.

Investments in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and interest. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Derivative Transactions

If the Fund engages in derivative transactions, including transactions in options, futures contracts, forward contracts, swap agreements, foreign currencies and straddles, other Section 1256 contracts or other similar transactions, including for hedging purposes, it will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

The Fund’s transactions in foreign currency-denominated debt instruments and certain of its derivative activities may produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company and to eliminate fund-level income tax.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. As of the date of this SAI, the applicable withholding rate is 28%.

Non-U.S. Shareholders

In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Under U.S. federal tax law, a beneficial holder of Shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

In order for a foreign investor to qualify for an exemption from the backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (“IRS”).

A beneficial holder of Shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

FATCA

Under the Foreign Account Tax Compliance Act (known as “FATCA”), the Fund will be required to withhold 30% of the ordinary dividends it pays, and the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify itself and, in certain circumstances, provide other required information to the Fund or other withholding agent regarding its substantial U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder domiciled in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation (generally, the applicable version of IRS Form W-8 and any other documentation required by the Fund) properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.

Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund.

Tax Deferred Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of Shares of the Fund as an investment through such plans and the precise effect of such an investment on their particular tax situation.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Tax Basis Information

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period for Fund Shares. The Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, shareholder cost basis will be determined under the default method selected by the Fund. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a redemption of Shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

DESCRIPTION OF THE FUND

The Board is responsible for the management and supervision of the Fund. The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of the Fund with a par value of $0.001 per share. Under the Declaration of Trust, the Board has the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Fund is the only series of the trust. To the extent permissible by law, additional series may be added in the future.

The shares of the Fund represent an equal proportionate interest in the net assets attributable to such shares of the Fund. Shareholders have certain exclusive voting rights on matters relating to their respective distribution plan, if any. Different classes of the Fund, if any, may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund’s outstanding shares and the Board shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Board will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, shareholders of each class of shares are entitled to share pro rata in the net assets of the applicable Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive or subscription rights. Shares will not have conversion rights unless specifically provided for by the Trustees. When issued, shares are fully paid and non-assessable, except as set forth below.

Each shareholder shall have the same limitation of personal liability extended to stockholders of private corporations for profit incorporated under the Delaware General Corporation Law.

The Declaration of Trust further provides that the Board will not be liable for any action or failure to act except by reason of bad faith, willful misconduct, or gross negligence. The Declaration of Trust of the Fund provides for indemnification by t the Fund of the Board and officers of the Fund, however, such persons may not be indemnified against any liability to the Fund or the Fund’s shareholders to whom he or she would otherwise be subject by reason of bad faith, willful misconduct, or gross negligence.

The Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. The Fund does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

ADDITIONAL INFORMATION

A Registration Statement on Form N-2, including amendments thereto, relating to the Shares offered hereby, has been filed by the Fund with the SEC, Washington, D.C. The Fund’s prospectus and this SAI do not contain all of the information set forth in the Registration Statement, such as the exhibits and schedules thereto. For further information with respect to the Fund and the Shares offered hereby, reference is made to the Registration Statement. Statements contained in the Fund’s prospectus and this SAI as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the SEC’s principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC.

In the interest of economy and convenience, the Fund does not issue certificates representing the Fund’s Shares. Instead, the Transfer Agent maintains a record of each shareholder’s ownership. Each shareholder receives confirmation of purchase and repurchase orders from the Transfer Agent. Fund Shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[To be provided]

FINANCIAL STATEMENTS

REDMOND REINSURANCE INVESTMENT INTERVAL FUND

Statement of Assets and Liabilities

Dated [                ], 2015

[To be provided]

APPENDIX A

SECURITIES RATINGS

The rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources, which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s and Standard & Poor’s.

Moody’s Ratings

Aaa—Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “giltedge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa—Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

A-1

Standard & Poor’s Ratings

AAA—Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

AA—Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB—B—CCC—CC—Bonds A-1—A-rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

A-2

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

[To be provided]

B-1

PART C—OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.	Financial Statements:

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) will be filed with a Pre-effective Amendment to this Registration Statement on Form N-2.

2.	Exhibits:

a.	(1) Certificate of Trust of Registrant dated March 6, 2015, filed herewith.

(2) Declaration	of Trust of Registrant dated March 4, 2015, filed herewith.

b.	By-laws of Registrant. *

c.	Not Applicable.

d.	See sections [ ] and [ ] under the Declaration of Trust and By-laws, respectively.

e.	Form of Dividend Reinvestment Plan.*

f.	Not Applicable.

g.	Investment Advisory Agreement between Registrant and Redmond Capital Management, LLC, dated [ ].*

h.	Distribution Agreement between Registrant and ALPS Distributors, Inc.*

i.	Not applicable.

j.	Custody Agreement between Registrant and MUFG Union Bank, N.A., dated [ ].*

k.	(1) Transfer Agency Agreement between Registrant and DST Systems, Inc., dated [ ].*

(2)	Wholesale Marketing Agreement by and among Redmond Capital Management, LLC, Dakota Funds Group, LLC and GrandFund Investment Group, LLC, dated [ ].*

l.	Opinion and Consent of Richards, Layton & Finger, P.A.*

m.	Not Applicable.

n.	Consent of Independent Registered Public Accounting Firm.*

o.	Not Applicable.

p.	Form of [Initial Capital Agreement], dated [ ].*

q.	Not Applicable.

r.	(1) Code of Ethics of Registrant.*

(2) Code	of Ethics of Redmond Capital Management, LLC.*

(3) Code	of Ethics of ALPS Distributors, Inc. *

s.	Power of Attorney.*

*	To be filed by amendment.

Item 26: Marketing Arrangements

See sections [            ] of Distribution Agreement, to be filed by amendment.

Item 27: Other Expenses of Issuance and Distribution

Registration fees	$	*
Trustees’ fees	$	*
Transfer Agent’s fees	$	*
Printing and engraving expenses	$	*
Rating Agency Fees	$	*
Accounting / audit fees	$	*
Legal fees	$	*
Blue sky filing fees	$	*
Miscellaneous expenses	$	*

Total	$	*

*	To be filed by amendment.

Item 28: Persons Controlled by or under Common Control with Registrant

After the completion of the offering of the common shares, Registrant expects that no person will be directly or indirectly under the control of or under common control with Registrant, except that Registrant may be deemed to be controlled by Redmond Capital Management, LLC, Registrant’s investment adviser (the “Adviser”). Information regarding the ownership of the Adviser is set forth in its Form ADV as filed with the Securities and Exchange Commission (the “SEC”) (File No. [            ]) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and such Form ADV is incorporated herein by reference.

Item 29: Number of Holders of Securities

At March 18, 2015

Title of Class	Number of Record Holders
Common Shares $0.001 par vale	None

Item 30: Indemnification

The Registrant’s Declaration of Trust, filed herewith and incorporated herein by reference, provides as follows:

7. (a) The Trustees and the officers of the Trust (each a “Fiduciary Indemnified Person,” and collectively, the “Fiduciary Indemnified Persons”) shall not be liable, responsible or accountable in damages or otherwise to the Trust, the Trustees or any holder of the Trust’s securities (the Trust and any holder of the Trust’s securities being a “Covered Person”) for any loss, damage or claim incurred by reason of any act or omission performed or omitted by the Fiduciary Indemnified Persons in good faith on behalf of the Trust and in a manner the Fiduciary Indemnified Persons reasonably believed to be within the scope of authority conferred on the Fiduciary Indemnified Persons by this Declaration of Trust or by law, except that the Fiduciary Indemnified Persons shall be liable for any such loss, damage or claim incurred by reason of any Fiduciary Indemnified Person’s gross negligence or bad faith with respect to such acts or omissions.

(b) Each Fiduciary Indemnified Person shall be fully protected in relying in good faith upon the records of the Trust and upon such information, opinions, reports or statements presented to the Trust by any person as to matters the Fiduciary Indemnified Person reasonably believes are within such other person’s professional or expert competence and who has been selected with reasonable care by or on behalf of the Trust, including information, opinions, reports or statements as to the value and amount of the assets, liabilities, profits, losses, or any other facts pertinent to the trust estate.

8. The Trust shall, to the fullest extent permitted by applicable law,

(a) indemnify and hold harmless each Fiduciary Indemnified Person from and against any loss, damage, liability, tax, penalty, expense or claim of any kind or nature whatsoever incurred by the Fiduciary Indemnified Persons by reason of the creation, operation or termination of the Trust in a manner the Fiduciary Indemnified Persons reasonably believed to be within the scope of authority conferred on the Fiduciary Indemnified Persons by this Declaration of Trust, except that no Fiduciary Indemnified Persons shall be entitled to be indemnified in respect of any loss, damage or claim incurred by the Fiduciary Indemnified Persons by reason of gross negligence or willful misconduct with respect to such acts or omissions; and

(b) advance expenses (including legal fees) incurred by a Fiduciary Indemnified Person in defending any claim, demand, action, suit or proceeding shall, from time to time, prior to the final disposition of such claim, demand, action, suit or proceeding, upon receipt by the Trust of an undertaking by or on behalf of such Fiduciary Indemnified Persons to repay such amount if it shall be determined that such Fiduciary Indemnified Person is not entitled to be indemnified as authorized in the preceding subsection.

9. The provisions of Section 8 shall survive the resignation or removal of the Fiduciary Indemnified Persons.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31: Business and Other Connections of Investment Adviser

The descriptions of the Adviser under the caption “Management of the Fund” in the prospectus and Statement of Additional Information of this Registration Statement are incorporated by reference herein. Information as to the directors and officers of the Adviser together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in the Adviser’s Form ADV as filed with the SEC (File No. [            ]) under the Advisers Act, and such Form ADV is incorporated herein by reference. The Adviser’s principal business address is 101 East Lancaster Avenue, Suite 201, Wayne, Pennsylvania 19087.

Item 32: Location of Accounts and Records

Redmond Capital Management, LLC, 101 East Lancaster Avenue, Suite 201, Wayne, Pennsylvania 19087, maintains the Declaration of Trust, By-laws, minutes of Trustees’ and shareholders’ meetings and contracts of the Registrant and all advisory material of the investment adviser.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1. Not applicable.

2. Not applicable.

3. Not applicable.

4. The Registrant undertakes:

a. to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

b. that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c. to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d. each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use;

e. that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act;

(2) the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5. Not applicable.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Wayne in the Commonwealth of Pennsylvania, on the 18th day of March, 2015.

REDMOND REINSURANCE INVESTMENT INTERVAL FUND

By: /s/ Peter H. Vloedman
Peter H. Vloedman, President, CFO & Treasurer, and Secretary; Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title(s)	Date
/s/ Peter H. Vloedman Peter H. Vloedman	President (principal executive officer), CFO & Treasurer (principal financial and accounting officer), and Secretary; Trustee	March 18, 2015

INDEX TO EXHIBITS

a.	(1) Certificate of Trust of Registrant dated March 6, 2015, filed herewith.

(2) Declaration of Trust of Registrant dated March 4, 2015, filed herewith.